--------------------------------------------------------------------------------
                                 ANNUAL REPORT
                               DECEMBER 31, 1996
--------------------------------------------------------------------------------


                                   WRL SERIES
                                ANNUITY ACCOUNT
                              WESTERN RESERVE LIFE
                                 ASSURANCE CO.
                                    OF OHIO


February 1997
ACC00002 (2/97)

--------------------------------------------------------------------------------
                          T A B L E  O F  C O N T E N T S
--------------------------------------------------------------------------------

                                                                              PAGE
Report of Independent Accountants .........................................    2

WRL SERIES ANNUITY ACCOUNT

 FREEDOM AND ATTAINER
  Statements of Assets, Liabilities and Equity Accounts ...................    4
  Statements of Operations ................................................    4
  Statements of Changes in Equity Accounts ................................    8
  Selected Per Unit Data and Ratios .......................................   10
  Notes to Financial Statements ...........................................   13

 BELLWETHER AND CONQUEROR
  Statements of Assets, Liabilities and Equity Accounts ...................   16
  Statements of Operations ................................................   16
  Statements of Changes in Equity Accounts ................................   20
  Selected Per Unit Data and Ratios .......................................   22
  Notes to Financial Statements ...........................................   25

              THIS PAGE INTENTIONALLY LEFT BLANK.

WRL SERIES ANNUITY ACCOUNT
FREEDOM AND ATTAINER
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of Western Reserve Life Assurance Co. of Ohio and Contract Owners of the WRL Series Annuity Account - WRL Freedom Variable Annuity and WRL Freedom Attainer Contracts

In our opinion, the accompanying statements of assets, liabilities and equity accounts and the related statements of operations and of changes in equity accounts and the selected per unit data and ratios present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the WRL Freedom Variable Annuity and WRL Freedom Attainer Contracts of the WRL Series Annuity Account (a separate account of Western Reserve Life Assurance Co. of Ohio, hereafter referred to as the "Annuity Account") at December 31, 1996, the results of each of their operations, the changes in each of their equity accounts and the selected per unit data and ratios for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and selected per unit data and ratios (hereafter referred to as "financial statements") are the responsibility of the Annuity Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
Kansas City, Missouri
January 31, 1997

WRL SERIES ANNUITY ACCOUNT
BELLWETHER AND CONQUEROR
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of Western Reserve Life Assurance Co. of Ohio and Contract Owners of the WRL Series Annuity Account - WRL Freedom Bellwether and WRL Freedom Conqueror Contracts

In our opinion, the accompanying statements of assets, liabilities and equity accounts and the related statements of operations and of changes in equity accounts and the selected per unit data and ratios present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the WRL Freedom Bellwether and WRL Freedom Conqueror Contracts of the WRL Series Annuity Account (a separate account of Western Reserve Life Assurance Co. of Ohio, hereafter referred to as the "Annuity Account") at December 31, 1996, the results of each of their operations, the changes in each of their equity accounts and the selected per unit data and ratios for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and selected per unit data and ratios (hereafter referred to as "financial statements") are the responsibility of the Annuity Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
Kansas City, Missouri
January 31, 1997

WRL SERIES ANNUITY ACCOUNT
FREEDOM AND ATTAINER
STATEMENTS OF ASSETS, LIABILITIES AND EQUITY ACCOUNTS
At December 31, 1996
--------------------------------------------------------------------------------

                                                                                                               SHORT-TO-
                                                                                                             INTERMEDIATE
                                                    MONEY MARKET           BOND               GROWTH          GOVERNMENT
                                                    SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
ASSETS:
 Investments
  Investment in WRL Series Fund, Inc.:
   Shares .....................................     51,138,160.550      4,254,266.463       16,458,439.520      841,351.902
                                                 =================  =================   ==================  ===============
   Cost .......................................  $      51,138,161  $      47,679,739   $      445,847,640  $     8,730,422
                                                 =================  =================   ==================  ===============
  Investments, at net asset value .............  $      51,138,161  $      45,551,426   $      576,066,441  $     8,619,507
  Accrued transfers from (to) depositor - net .              2,627            (35,017)              48,946            5,375
                                                 -----------------  -----------------   ------------------  ---------------
   Total assets ...............................         51,140,788         45,516,409          576,115,387        8,624,882
                                                 -----------------  -----------------   ------------------  ---------------
LIABILITIES: ..................................                  0                  0                    0                0
                                                 -----------------  -----------------   ------------------  ---------------
   Total net assets ...........................  $      51,140,788  $      45,516,409   $      576,115,387  $     8,624,882
                                                 =================  =================   ==================  ===============
EQUITY ACCOUNTS:
 Contract Owners' equity:
   Units ......................................   3,848,980.206975   2,513,341.667873    17,369,774.620879   738,461.226280
                                                 =================  =================   ==================  ===============
   Unit value .................................  $       13.286841  $       18.109917   $        33.167695  $     11.679533
                                                 =================  =================   ==================  ===============
   Contract Owners' equity ....................  $      51,140,788  $      45,516,409   $      576,115,387  $     8,624,882
                                                 -----------------  -----------------   ------------------  ---------------
 Depositor's equity:
   Units ......................................                N/A                N/A                  N/A              N/A
                                                 =================  =================   ==================  ===============
   Unit value .................................  $             N/A  $             N/A   $              N/A  $           N/A
                                                 =================  =================   ==================  ===============
   Depositor's equity .........................  $             N/A  $             N/A   $              N/A  $           N/A
                                                 -----------------  -----------------   ------------------  ---------------
   Total equity ...............................  $      51,140,788  $      45,516,409   $      576,115,387  $     8,624,882
                                                 =================  =================   ==================  ===============

                                                                                                              AGGRESSIVE
                                                       GLOBAL          EQUITY INCOME      EMERGING GROWTH       GROWTH
                                                    SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
ASSETS:
 Investments
  Investment in WRL Series Fund, Inc.:
   Shares .....................................     12,233,889.584      9,786,721.502      7,754,180.658       4,503,242.177
                                                ==================  =================  =================   =================
   Cost ....................................... $      182,349,154  $     115,114,224  $     107,887,527   $      62,252,043
                                                ==================  =================  =================   =================
  Investments, at net asset value ............. $      221,618,940  $     136,742,208  $     143,151,054   $      63,847,033
  Accrued transfers from (to) depositor - net .           (434,311)            46,815            130,627              (4,195)
                                                ------------------  -----------------  -----------------   -----------------
   Total assets ...............................        221,184,629        136,789,023        143,281,681          63,842,838
                                                ------------------  -----------------  -----------------   -----------------
LIABILITIES: ..................................                  0                  0                  0                   0
                                                ------------------  -----------------  -----------------   -----------------
   Total net assets ........................... $      221,184,629  $     136,789,023  $     143,281,681   $      63,842,838
                                                ==================  =================  =================   =================
EQUITY ACCOUNTS:
 Contract Owners' equity:
   Units ......................................  10,764,226.518931   8,849,836.119981   7,440,062.350527    4,385,415.675763
                                                ==================  =================  =================   =================
   Unit value ................................. $        20.548121  $       15.456673  $       19.258129   $       14.557990
                                                ==================  =================  =================   =================
   Contract Owners' equity .................... $      221,184,629  $     136,789,023  $     143,281,681   $      63,842,838
                                                ------------------  -----------------  -----------------   -----------------
 Depositor's equity:
   Units ......................................                N/A                N/A                N/A                 N/A
                                                ==================  =================  =================   =================
   Unit value ................................. $              N/A  $             N/A  $             N/A   $             N/A
                                                ==================  =================  =================   =================
   Depositor's equity ......................... $              N/A  $             N/A  $             N/A   $             N/A
                                                ------------------ -----------------   -----------------   -----------------
   Total equity ............................... $      221,184,629  $     136,789,023  $     143,281,681   $      63,842,838
                                                ==================  =================  =================   =================


                                                        BALANCED           UTILITY
                                                       SUB-ACCOUNT       SUB-ACCOUNT
ASSETS:
 Investments
  Investment in WRL Series Fund, Inc.:
   Shares .....................................      1,193,098.378    1,053,224.651
                                                     =================  ===============
   Cost .......................................      $      12,180,525  $    11,633,916
                                                     =================  ===============
  Investments, at net asset value .............      $      13,594,982  $    12,388,918
  Accrued transfers from (to) depositor - net .                  2,616            8,405
                                                     -----------------  ---------------
   Total assets ...............................             13,597,598       12,397,323
                                                     -----------------  ---------------
LIABILITIES: ..................................                      0                0
                                                     -----------------  ---------------
   Total net assets ...........................      $      13,597,598  $    12,397,323
                                                     =================  ===============
EQUITY ACCOUNTS:
 Contract Owners' equity:                             1,124,365.141725   960,651.569215
   Units ......................................      =================  ===============
                                                     $       12.093578  $     12.905119
   Unit value .................................      =================  ===============
                                                     $      13,597,598  $    12,397,323
   Contract Owners' equity ....................      -----------------  ---------------

 Depositor's equity:                                               N/A              N/A
   Units ......................................      =================  ===============
                                                     $             N/A  $           N/A
   Unit value .................................      =================  ===============
                                                     $             N/A  $           N/A
   Depositor's equity .........................      -----------------  ---------------
                                                     $      13,597,598  $    12,397,323
   Total equity ...............................      =================  ===============

WRL SERIES ANNUITY ACCOUNT
FREEDOM AND ATTAINER
STATEMENTS OF OPERATIONS
For the year or period ended December 31, 1996
--------------------------------------------------------------------------------

                                                                                                        SHORT-TO-
                                                                                                       INTERMEDIATE
                                                       MONEY MARKET        BOND           GROWTH       GOVERNMENT
                                                       SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT
INVESTMENT INCOME:
 Dividend income .................................     $2,318,177     $  2,726,380      $ 5,703,766     $ 427,720
 Capital gain distributions ......................              0                0       30,982,138             0
                                                       ----------     ------------      -----------     ---------
                                                        2,318,177        2,726,380       36,685,904       427,720
                                                       ----------     ------------      -----------     ---------
EXPENSES:
 Mortality and expense risk ......................        581,835          609,357        7,089,696       108,059
                                                       ----------     ------------      -----------     ---------
     Net investment income (loss) ................      1,736,342        2,117,023       29,596,208       319,661
                                                       ----------     ------------      -----------     ---------
 Net realized and unrealized gain (loss)
   on investments:
   Net realized gain (loss) from securities
      transactions ...............................              0         (894,887)      19,049,009       203,213
   Change in unrealized appreciation (depreciation)             0       (2,059,236)      36,040,068      (343,649)
                                                       ----------     ------------      -----------     ---------
     Net gain (loss) on investments ................            0       (2,954,123)      55,089,077      (140,436)
                                                       ----------     ------------      -----------     ---------
     Net increase (decrease) in equity accounts
       resulting from operations ...................   $1,736,342     $   (837,100)     $84,685,285     $ 179,225
                                                       ==========     ============      ===========     =========

The notes to the financial statements are an integral part of this report.


                                                                                                         AGGRESSIVE
                                                          GLOBAL       EQUITY-INCOME  EMERGING GROWTH      GROWTH
                                                        SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
INVESTMENT INCOME:
 Dividend income ..................................     $ 2,398,560     $ 2,987,391     $     5,938     $   805,763
 Capital gain distributions .......................      16,556,571       4,643,304       6,301,328       1,108,485
                                                        -----------     -----------     -----------     -----------
                                                         18,955,131       7,630,695       6,307,266       1,914,248
                                                        -----------     -----------     -----------     -----------
EXPENSES:
 Mortality and expense risk .......................       2,403,768       1,588,877       1,689,428         791,978
                                                        -----------     -----------     -----------     -----------
     Net investment income (loss) .................      16,551,363       6,041,818       4,617,838       1,122,270
                                                        -----------     -----------     -----------     -----------
 Net realized and unrealized gain (loss)
   on investments:
   Net realized gain (loss) from securities
      transactions ................................       3,629,444       2,456,417       5,871,308       5,388,425
   Change in unrealized appreciation (depreciation)      22,139,297       7,750,988       9,527,527      (1,464,474)
                                                        -----------     -----------     -----------     -----------
     Net gain (loss) on investments ...............      25,768,741      10,207,405      15,398,835       3,923,951
                                                        -----------     -----------     -----------     -----------
     Net increase (decrease) in equity accounts
       resulting from operations ..................     $42,320,104     $16,249,223     $20,016,673     $ 5,046,221
                                                        ===========     ===========     ===========     ===========

                                                        BALANCED        UTILITY
                                                      SUB-ACCOUNT     SUB-ACCOUNT

INVESTMENT INCOME:
 Dividend income .................................     $  318,130     $   343,073
 Capital gain distributions ......................        116,253         320,533
                                                       ----------     -----------
                                                          434,383         663,606
                                                       ----------     -----------
EXPENSES:
 Mortality and expense risk ......................        153,488         153,091
                                                       ----------     -----------
     Net investment income (loss) ..................      280,895         510,515
                                                       ----------     -----------
 Net realized and unrealized gain (loss)
   on investments:
   Net realized gain (loss) from securities
       transactions ..............................        303,521         938,461
   Change in unrealized appreciation (depreciation)       510,671        (345,673)
                                                       ----------     -----------
     Net gain (loss) on investments ..............        814,192         592,788
                                                       ----------     -----------
     Net increase (decrease) in equity accounts
       resulting from operations .................     $1,095,087     $ 1,103,303
                                                       ==========     ===========

The notes to the financial statements are an integral part of this report.

WRL SERIES ANNUITY ACCOUNT
FREEDOM AND ATTAINER
STATEMENTS OF ASSETS, LIABILITIES AND EQUITY ACCOUNTS
At December 31, 1996
--------------------------------------------------------------------------------

                                                   TACTICAL ASSET                      MERIDIAN/INVESCO
                                                     ALLOCATION      C.A.S.E. GROWTH     GLOBAL SECTOR      VALUE EQUITY
                                                    SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
ASSETS:
 Investments
   Investment in WRL Series Fund, Inc.:
     Shares ...................................      4,923,286.903       270,709.091        228,542.062       1,478,564.186
                                                 =================  ================   =================  =================
     Cost .....................................  $      56,485,830  $      3,410,503   $      2,328,309   $      15,479,239
                                                 =================  ================   =================  =================
   Investments at net asset value .............  $      62,086,158  $      3,632,088   $      2,411,645   $      16,658,260
   Accrued transfers from (to) depositor -
     net ......................................            109,274           (20,473)             5,153              20,457
                                                 -----------------  ----------------   -----------------  -----------------
     Total assets .............................         62,195,432         3,611,615          2,416,798          16,678,717
                                                 -----------------  ----------------   -----------------  -----------------
LIABILITIES: ..................................                  0                 0                  0                   0
                                                 -----------------  ----------------   -----------------  -----------------
     Total net assets .........................  $      62,195,432  $      3,611,615   $      2,416,798   $      16,678,717
                                                 =================  ================   =================  =================
EQUITY ACCOUNTS:
 Contract Owners' equity:
     Units ....................................   4,640,508.914581    260,151.966141     179,748.125878    1,470,890.372880
                                                 =================  ================   =================  =================
     Unit value ...............................  $       13.402718  $      13.882712   $      10.519446   $       11.224729
                                                 =================  ================   =================  =================
     Contract Owners' equity ..................  $      62,195,432  $      3,611,615   $      1,890,851   $      16,510,346
                                                 -----------------  ----------------   -----------------  -----------------
 Depositor's equity:
     Units ....................................                N/A               N/A      49,997.602730       15,000.000000
                                                 =================  ================   =================  =================
     Unit value ...............................  $             N/A  $            N/A   $      10.519446   $       11.224729
                                                 =================  ================   =================  =================
     Depositor's equity .......................  $             N/A  $            N/A   $        525,947   $         168,371
                                                 -----------------  ----------------   -----------------  -----------------
     Total equity .............................  $      62,195,432  $      3,611,615   $      2,416,798   $      16,678,717
                                                 =================  ================   =================  =================

WRL SERIES ANNUITY ACCOUNT
FREEDOM AND ATTAINER
STATEMENTS OF OPERATIONS
For the year or period ended December 31, 1996
--------------------------------------------------------------------------------

                                                       TACTICAL ASSET                     MERIDIAN/INVESCO
                                                        ALLOCATION       C.A.S.E. GROWTH    GLOBAL SECTOR       VALUE EQUITY
                                                        SUB-ACCOUNT       SUB-ACCOUNT(A)    SUB-ACCOUNT(B)      SUB-ACCOUNT(B)
INVESTMENT INCOME:
 Dividend income .................................        $1,358,726        $   13,501        $    4,127         $   54,476
 Capital gain distributions ......................         1,124,308            60,238             8,435             23,016
                                                          ----------        ----------        ----------         ----------
                                                           2,483,034            73,739            12,562             77,492
                                                          ----------        ----------        ----------         ----------
EXPENSES:
 Mortality and expense risk ......................           625,676            16,148            13,507             62,393
                                                          ----------        ----------        ----------         ----------
     Net investment income (loss) ................         1,857,358            57,591              (945)            15,099
                                                          ----------        ----------        ----------         ----------
 Net realized and unrealized gain (loss)
   on investments:
   Net realized gain (loss) from securities
     transactions ................................         1,214,979             6,286            54,832             17,249

   Change in unrealized appreciation (depreciation)        3,264,959           221,585            83,336          1,179,022
                                                          ----------        ----------        ----------         ----------
     Net gain (loss) on investments ..............         4,479,938           227,871           138,168          1,196,271
                                                          ----------        ----------        ----------         ----------
     Net increase (decrease) in equity accounts
       resulting from operations .................        $6,337,296        $  285,462        $  137,223         $1,211,370
                                                          ==========        ==========        ==========         ==========

(a) This sub-account option became effective May 1, 1996.
(b) The inception date of this sub-account was May 1, 1996.

The notes to the financial statements are an integral part of this report.

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                                        7

WRL SERIES ANNUITY ACCOUNT
FREEDOM AND ATTAINER
STATEMENTS OF CHANGES IN EQUITY ACCOUNTS
For the year or period ended
--------------------------------------------------------------------------------

                                                  MONEY MARKET                         BOND
                                                  SUB-ACCOUNT                      SUB-ACCOUNT
                                                  DECEMBER 31                      DECEMBER 31
                                        ------------------------------- ------------------------------
                                             1996             1995             1996            1995
                                        -------------- ---------------  -------------- --------------
OPERATIONS:
 Net investment income (loss)  .......    $ 1,736,342     $  1,688,168     $ 2,117,023    $ 2,463,557
 Net gain (loss) on investments  .....              0                0      (2,954,123)     7,173,790
                                        -------------- ---------------  -------------- --------------
 Net increase (decrease) in equity
   accounts resulting from operations       1,736,342        1,688,168        (837,100)     9,637,347
                                        -------------- ---------------  -------------- --------------
EQUITY TRANSACTIONS:
 Proceeds from units sold (redeemed)       20,115,791       (5,902,965)     (1,163,641)     2,542,773
                                        -------------- ---------------  -------------- --------------
 Less cost of units redeemed:
  Administrative charges .............         26,252           29,037          37,247         44,441
  Policy loans .......................          9,353              519           8,380         22,037
  Surrender benefits .................     12,019,796        8,795,944       5,573,331      4,815,578
  Death benefits .....................        251,461          682,261         973,057        381,877
                                        -------------- ---------------  -------------- --------------
                                           12,306,862        9,507,761       6,592,015      5,263,933
                                        -------------- ---------------  -------------- --------------
  Increase (decrease) in equity
    accounts from capital unit
    transactions .....................      7,808,929      (15,410,726)     (7,755,656)    (2,721,160)
                                        -------------- ---------------  -------------- --------------
  Net increase (decrease) in equity
    accounts .........................      9,545,271      (13,722,558)     (8,592,756)     6,916,187
  Depositors' equity contribution
    (redemption) .....................              0                0               0              0
EQUITY ACCOUNTS:
 Beginning of period .................     41,595,517       55,318,075      54,109,165     47,192,978
                                       --------------    -------------  -------------- --------------
 End of period .......................    $51,140,788      $41,595,517     $45,516,409    $54,109,165
                                       ==============    =============  ============== ==============

                    (RESTUBBED TABLE CONTINUED FROM ABOVE)

                                                     GROWTH
                                                   SUB-ACCOUNT
                                                   DECEMBER 31
                                        --------------------------------
                                              1996             1995
                                        --------------- ----------------
OPERATIONS:
 Net investment income (loss)  .......    $ 29,596,208     $ 45,360,822
 Net gain (loss) on investments  .....      55,089,077      124,914,006
                                        --------------- ---------------
 Net increase (decrease) in equity
   accounts resulting from operations       84,685,285      170,274,828
                                        --------------- ---------------
EQUITY TRANSACTIONS:
 Proceeds from units sold (redeemed)        20,058,281       (5,005,493)
                                        --------------- ---------------
 Less cost of units redeemed:
  Administrative charges .............         488,816          506,610
  Policy loans .......................         223,257          248,376
  Surrender benefits .................      57,167,796       39,094,973
  Death benefits .....................       3,394,348        2,653,999
                                        --------------- ---------------
                                            61,274,217       42,503,958
                                        --------------- ---------------
  Increase (decrease) in equity
    accounts from capital unit
    transactions .....................     (41,215,936)     (47,509,451)
                                        --------------- ---------------
  Net increase (decrease) in equity
    accounts .........................      43,469,349      122,765,377
  Depositors' equity contribution
    (redemption) .....................               0                0
EQUITY ACCOUNTS:
 Beginning of period .................     532,646,038      409,880,661
                                        --------------- ---------------
 End of period .......................    $576,115,387     $532,646,038
                                        =============== ===============

                                          SHORT-TO-INTERMEDIATE
                                               GOVERNMENT                    GLOBAL                      EQUITY-INCOME
                                               SUB-ACCOUNT                 SUB-ACCOUNT                    SUB-ACCOUNT
                                               DECEMBER 31                 DECEMBER 31                     DECEMBER 31
                                           1996          1995          1996            1995           1996          1995
                                        ----------    ----------   ------------   ------------    ------------   ------------
OPERATIONS:
 Net investment income (loss) .......   $  319,661    $  384,381   $ 16,551,363   $  3,845,538    $  6,041,818   $  4,829,923
 Net gain (loss) on investments .....     (140,436)      571,227     25,768,741     21,401,529      10,207,405     16,256,046
                                        ----------    ----------   ------------   ------------    ------------   ------------

 Net increase (decrease) in equity
   accounts resulting from operations      179,225       955,608     42,320,104     25,247,067      16,249,223     21,085,969
                                        ----------    ----------   ------------   ------------    ------------   ------------

EQUITY TRANSACTIONS:
 Proceeds from units sold (redeemed)       (75,931)    1,015,750     52,563,710    (18,151,534)     14,094,848     13,068,987
                                        ----------    ----------   ------------   ------------    ------------   ------------

 Less cost of units redeemed:
  Administrative charges ............        4,880         5,833        137,643        125,566          81,004         78,077
  Policy loans ......................            0             0         83,013         93,720          43,799         76,572
  Surrender benefits ................      656,540       369,692     14,292,685      9,634,079       9,351,749      5,988,610
  Death benefits ....................       29,829       218,964        610,901        522,441         452,886        244,625
                                        ----------    ----------   ------------   ------------    ------------   ------------
                                           691,249       594,489     15,124,242     10,375,806       9,929,438      6,387,884
                                        ----------    ----------   ------------   ------------    ------------   ------------
  Increase (decrease) in equity
    accounts from capital unit
    transactions ....................     (767,180)      421,261     37,439,468    (28,527,340)      4,165,410      6,681,103
                                        ----------    ----------   ------------   ------------    ------------   ------------
  Net increase (decrease) in equity
    accounts ........................     (587,955)    1,376,869     79,759,572     (3,280,273)     20,414,633     27,767,072
  Depositors' equity contribution
    (redemption) ....................            0             0              0              0               0              0
EQUITY ACCOUNTS:
 Beginning of period ................    9,212,837     7,835,968    141,425,057    144,705,330     116,374,390     88,607,318
                                        ----------    ----------   ------------   ------------    ------------   ------------
 End of period ......................   $8,624,882    $9,212,837   $221,184,629   $141,425,057    $136,789,023   $116,374,390
                                        ==========    ==========   ============   ============    ============   ============


                                              EMERGING GROWTH               AGGRESSIVE GROWTH                 BALANCED
                                                SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT
                                                DECEMBER 31                    DECEMBER 31                   DECEMBER 31
                                        ---------------------------    --------------------------      -------------------------
                                            1996           1995            1996           1995            1996         1995
                                        ------------   ------------    -----------    -----------      -----------   -----------
OPERATIONS:
 Net investment income (loss) .......   $  4,617,838   $  3,589,652    $ 1,122,270    $ 1,120,016      $  280,895    $  272,734
 Net gain (loss) on investments .....     15,398,835     32,014,723      3,923,951     10,026,368         814,192     1,354,330
                                        ------------   ------------    -----------    -----------      ----------    ----------
 Net increase (decrease) in equity
   accounts resulting from operations     20,016,673     35,604,375      5,046,221     11,146,384       1,095,087     1,627,064
                                        ------------   ------------    -----------    -----------      ----------    ----------
EQUITY TRANSACTIONS:
 Proceeds from units sold (redeemed)      17,337,483      4,113,982     (1,289,738)    39,257,963       2,215,506     1,328,562
                                        ------------   ------------    -----------    -----------      ----------    ----------
 Less cost of units redeemed:
  Administrative charges ............         99,632         87,206         47,456         33,386           8,994         7,018
  Policy loans ......................         89,701         68,066         28,385          6,188           7,719         2,452
  Surrender benefits ................      9,349,520      6,989,309      5,021,875      2,866,706         789,474       967,365
  Death benefits ....................        330,930        256,599        482,273        113,112          30,797        15,181
                                        ------------   ------------    -----------    -----------      ----------    ----------
                                           9,869,783      7,401,180      5,579,989      3,019,392         836,984       992,016
                                        ------------   ------------    -----------    -----------      ----------    ----------
  Increase (decrease) in equity
    accounts from capital unit
    transactions ....................      7,467,700     (3,287,198)    (6,869,727)    36,238,571       1,378,522       336,546
                                        ------------   ------------    -----------    -----------      ----------    ----------
  Net increase (decrease) in equity
    accounts ........................     27,484,373     32,317,177     (1,823,506)    47,384,955       2,473,609     1,963,610
  Depositors' equity contribution
    (redemption) ....................              0              0              0       (273,355)       (218,651)            0
EQUITY ACCOUNTS:
 Beginning of period ................    115,797,308     83,480,131     65,666,344     18,554,744      11,342,640     9,379,030
                                        ------------   ------------    -----------    -----------     -----------   -----------
 End of period ......................   $143,281,681   $115,797,308    $63,842,838    $65,666,344     $13,597,598   $11,342,640
                                        ============   ============    ===========    ===========     ===========   ===========




                                                                             TACTICAL ASSET
                                                   UTILITY                     ALLOCATION         C.A.S.E. GROWTH
                                                 SUB-ACCOUNT                   SUB-ACCOUNT           SUB-ACCOUNT
                                                 DECEMBER 31                   DECEMBER 31           DECEMBER 31
                                        ---------------------------   --------------------------  ----------------
                                            1996            1995          1996         1995(A)         1996(B)
                                        ------------    -----------   -----------   ------------    -----------
OPERATIONS:
 Net investment income (loss) .......   $    510,515    $   374,648   $ 1,857,358   $  1,087,280    $   57,591
 Net gain (loss) on investments .....        592,788      1,474,907     4,479,938      2,594,191       227,871
                                        ------------    -----------   -----------   ------------    ----------
 Net increase (decrease) in equity
   accounts resulting from operations      1,103,303      1,849,555     6,337,296      3,681,471       285,462
                                        ------------    -----------   -----------   ------------    ----------
EQUITY TRANSACTIONS:
 Proceeds from units sold (redeemed)       1,291,325      5,047,279    24,484,490     32,279,325     3,388,144
                                        ------------    -----------   -----------   ------------    ----------
 Less cost of units redeemed:
  Administrative charges ............          6,938          5,178        25,024         10,562           462
  Policy loans ......................          1,483          3,519             0         34,893           813
  Surrender benefits ................      1,580,568        491,819     3,369,971        983,608        60,716
  Death benefits ....................         67,595         12,014       141,303         14,621             0
                                        ------------    -----------   -----------   ------------    ----------
                                           1,656,584        512,530     3,536,298      1,043,684        61,991
                                        ------------    -----------   -----------   ------------    ----------
  Increase (decrease) in equity
    accounts from capital unit
    transactions ....................       (365,259)     4,534,749    20,948,192     31,235,641     3,326,153
                                        ------------    -----------   -----------   ------------    ----------
  Net increase (decrease) in equity
    accounts ........................        738,044      6,384,304    27,285,488     34,917,112     3,611,615
  Depositors' equity contribution
    (redemption) ....................       (231,034)             0             0         (7,168)            0
EQUITY ACCOUNTS:
 Beginning of period ................     11,890,313      5,506,009    34,909,944              0             0
                                        ------------    -----------   -----------   ------------    ----------
 End of period ......................   $ 12,397,323    $11,890,313   $62,195,432   $ 34,909,944    $3,611,615
                                        ============    ===========   ===========   ============    ==========

                                        MERIDIAN/INVESCO
                                          GLOBAL SECTOR      VALUE EQUITY
                                           SUB-ACCOUNT       SUB-ACCOUNT
                                           DECEMBER 31       DECEMBER 31
                                       -----------------   ---------------
                                             1996(C)             1996(C)
                                       -----------------   ---------------
OPERATIONS:
 Net investment income (loss) .......      $      (945)      $    15,099
 Net gain (loss) on investments .....          138,168         1,196,271
                                           -----------       -----------
 Net increase (decrease) in equity
   accounts resulting from operations          137,223         1,211,370
                                           -----------       -----------
EQUITY TRANSACTIONS:
 Proceeds from units sold (redeemed)         2,131,630        15,672,280
                                           -----------       -----------
 Less cost of units redeemed:
  Administrative charges ............              213             1,691
  Policy loans ......................            3,515               589
  Surrender benefits ................          348,327           263,664
  Death benefits ....................                0            88,989
                                           -----------       -----------
                                               352,055           354,933
                                           -----------       -----------
  Increase (decrease) in equity
    accounts from capital unit
    transactions ....................        1,779,575        15,317,347
                                           -----------       -----------
  Net increase (decrease) in equity
    accounts ........................        1,916,798        16,528,717
  Depositors' equity contribution
    (redemption) ....................          500,000           150,000
EQUITY ACCOUNTS:
 Beginning of period ................                0                 0
                                           -----------       -----------
 End of period ......................      $ 2,416,798       $16,678,717
                                           ===========       ===========

(a) The inception date of this sub-account was January 3, 1995.
(b) This sub-account option became effective May 1, 1996.
(c) The inception date of this sub-account was May 1, 1996.

The notes to the financial statements are an integral part of this report.

WRL SERIES ANNUITY ACCOUNT
FREEDOM AND ATTAINER
SELECTED PER UNIT DATA AND RATIOS*
For the period ended
--------------------------------------------------------------------------------

                                                                 MONEY MARKET
                                                                 SUB-ACCOUNT
                                                                 DECEMBER 31
                                         ----------------------------------------------------------
                                            1996        1995         1994        1993        1992
                                         ----------  ----------  ----------  ----------  ----------
Accumulation unit value, beginning
  of period ...........................    $ 12.80     $ 12.29     $ 12.03     $ 11.89      $ 11.68
  Income from operations:
    Net investment income (loss) ......       0.49        0.51        0.26        0.14         0.21
    Net realized and unrealized gain
      (loss) on investments ...........       0.00        0.00        0.00        0.00         0.00
                                         ----------  ----------  ----------  ----------  ----------
        Total income (loss) from
          operations ..................       0.49        0.51        0.26        0.14         0.21
                                         ----------  ----------  ----------  ----------  ----------
Accumulation unit value,
  end of period .......................    $ 13.29     $ 12.80     $ 12.29     $ 12.03      $ 11.89
                                         ==========  ==========  ==========  ==========  ==========
Total return (a) ......................      3.81%       4.12%       2.22%       1.16%        1.77%

Ratios and supplemental data:
  Net assets at end of period
    (in thousands) ....................    $51,141     $41,596     $55,318     $32,943      $41,133
  Ratio of net investment income (loss)
    to average net assets (b) .........      3.72%       4.03%       2.28%       1.15%        1.73%

                    (RESTUBBED TABLE CONTINUED FROM ABOVE)

                                                                     BOND
                                                                 SUB-ACCOUNT
                                                                 DECEMBER 31
                                         ----------------------------------------------------------
                                            1996        1995       1994         1993         1992
                                         ---------- ----------  ----------   ----------   ----------
Accumulation unit value, beginning
  of period ...........................    $ 18.31     $ 15.08     $ 16.40     $ 14.65      $ 13.89
  Income from operations:
    Net investment income (loss) ......       0.77        0.83        0.72        1.67         1.16
    Net realized and unrealized gain
      (loss) on investments ...........      (0.97)       2.40       (2.04)       0.08        (0.40)
                                         ---------- ----------   ----------  ----------   ----------
        Total income (loss) from
          operations ..................      (0.20)       3.23       (1.32)       1.75         0.76
                                         ---------- ----------   ----------  ----------   ----------
Accumulation unit value,
  end of period .......................    $ 18.11     $ 18.31     $ 15.08     $ 16.40      $ 14.65
                                         ========== ==========   ==========  ==========   ==========
Total return (a) ......................      (1.10%)     21.46%      (8.10%)     11.97%        5.44%

Ratios and supplemental data:
  Net assets at end of period
    (in thousands) ....................    $ 45,516    $ 54,109    $ 47,193    $ 66,483     $ 52,234
  Ratio of net investment income (loss)
    to average net assets (b) .........       4.34%       4.94%       4.69%      10.94%        8.18%

                                                                      GROWTH
                                                                    SUB-ACCOUNT
                                                                    DECEMBER 31
                                         ---------------------------------------------------------------
                                             1996          1995         1994         1993         1992
                                         -----------   -----------  -----------  -----------  -----------
Accumulation unit value, beginning
  of period ...........................     $  28.47      $  19.60     $  21.64     $  21.07     $  20.85
  Income from operations:
    Net investment income (loss) ......         1.64          2.35        (0.06)        0.20         0.80
    Net realized and unrealized gain
      (loss) on investments ...........         3.06          6.52        (1.98)        0.37        (0.58)
                                         -----------   -----------  -----------  -----------  -----------
        Total income (loss) from
          operations ..................         4.70          8.87        (2.04)        0.57         0.22
                                         -----------   -----------  -----------  -----------  -----------
Accumulation unit value,
  end of period .......................     $  33.17      $  28.47     $  19.60     $  21.64     $  21.07
                                         ===========   ===========  ===========  ===========  ===========
Total return (a) ......................       16.50%        45.29%       (9.45%)       2.69%        1.07%

Ratios and supplemental data:
  Net assets at end of period
    (in thousands) ....................     $576,115      $532,646     $409,881     $575,024     $555,268
  Ratio of net investment income (loss)
    to average net assets (b) .........        5.22%         9.81%       (0.28%)       0.99%        4.07%


                                                         SHORT-TO-INTERMEDIATE
                                                               GOVERNMENT
                                                               SUB-ACCOUNT
                                                               DECEMBER 31
                                        -------------------------------------------------------
                                           1996       1995        1994       1993       1992(C)
                                        ---------  ---------  ----------  ----------   ---------
Accumulation unit value, beginning
  of period ...........................    $11.43    $ 10.19     $ 10.36     $ 10.04      $10.00
  Income from operations:
    Net investment income (loss) ......     0.42       0.49        0.37        0.21        0.01
    Net realized and unrealized gain
      (loss) on investments ...........     (0.17)      0.75       (0.54)       0.11        0.03
                                        ---------  ---------  ----------  ----------   ---------
        Total income (loss) from
          operations ..................      0.25       1.24       (0.17)       0.32        0.04
                                        ---------  ---------  ----------  ----------   ---------
Accumulation unit value,
  end of period .......................    $11.68    $ 11.43     $ 10.19     $ 10.36      $10.04
                                        ========= ==========  ==========  ==========   =========
Total return (a) ......................     2.20%     12.13%      (1.66%)      3.28%       0.36%

Ratios and supplemental data:
  Net assets at end of period
    (in thousands) .....................   $8,625    $ 9,213     $ 7,836     $10,010      $  853
  Ratio of net investment income (loss)
    to average net assets (b) ..........    3.70%      4.59%       3.67%       2.08%       1.68%


                                                                     GLOBAL
                                                                   SUB-ACCOUNT
                                                                   DECEMBER 31
                                         -------------------------------------------------------------
                                             1996         1995         1994       1993       1992(C)
                                         ----------- -----------  -----------  ----------  ----------
Accumulation unit value, beginning
  of period ...........................  $   16.29   $   13.40     $   13.54    $  10.15   $   10.00
  Income from operations:
    Net investment income (loss)  .....       1.62        0.42          0.45        0.16       (0.01)
    Net realized and unrealized gain
      (loss) on investments ...........       2.64        2.47         (0.59)       3.23        0.16
                                         ---------   ---------     ----------  ---------   ----------
        Total income (loss) from
          operations ..................       4.26        2.89         (0.14)       3.39        0.15
                                         ---------   ---------     ----------  ---------   ---------
Accumulation unit value,
  end of period .......................  $   20.55   $   16.29     $   13.40     $ 13.54   $   10.15
                                         =========   =========     ==========  =========   =========
Total return (a) ......................     26.15%       21.53%        (0.99%)     33.34%       1.52%

Ratios and supplemental data:
  Net assets at end of period
    (in thousands) ....................  $221,185     $141,425     $144,705    $ 69,665    $     254
  Ratio of net investment income (loss)
    to average net assets (b) .........     8.60%        2.89%        3.40%       1.40%       (1.20%)

                    (RESTUBBED TABLE CONTINUED FROM ABOVE)

                                                           EQUITY-INCOME
                                                            SUB-ACCOUNT
                                                            DECEMBER 31
                                         ------------------------------------------------
                                             1996         1995         1994      1993(D)
                                        -----------  -----------  ----------  ----------
Accumulation unit value, beginning
  of period ...........................    $  13.61     $  11.06     $ 11.25     $ 10.00
  Income from operations:
    Net investment income (loss)  .....        0.68         0.59        0.16        0.16
    Net realized and unrealized gain
      (loss) on investments ...........        1.17         1.96       (0.35)       1.09
                                        -----------  -----------  ----------  ----------
        Total income (loss) from
          operations ..................        1.85         2.55       (0.19)       1.25
                                        -----------  -----------  ----------  ----------
Accumulation unit value,
  end of period .......................    $  15.46     $  13.61     $ 11.06     $ 11.25
                                        ===========  ===========  ==========  ==========
Total return (a) ......................      13.57%       23.11%      (1.77%)     12.54%

Ratios and supplemental data:
  Net assets at end of period
    (in thousands) ....................    $136,789     $116,374     $88,607     $49,240
  Ratio of net investment income (loss)
    to average net assets (b) .........       4.75%        4.74%       1.43%       1.84%

                                                        EMERGING GROWTH                            AGGRESSIVE GROWTH
                                                          SUB-ACCOUNT                                 SUB-ACCOUNT
                                                          DECEMBER 31                                 DECEMBER 31
                                        ------------------------------------------------  ----------------------------------
                                           1996        1995        1994        1993(D)        1996        1995        1994(E)
                                        ----------- ----------- ----------    ----------  ---------- ----------   ----------
Accumulation unit value, beginning
  of period ........................... $  16.40      $  11.31     $ 12.37     $ 10.00     $ 13.35      $  9.79     $ 10.00
  Income from operations:
    Net investment income (loss)  .....     0.63          0.51       (0.13)      (0.12)       0.25         0.29       (0.08)
    Net realized and unrealized gain
      (loss) on investments ...........     2.23          4.58       (0.93)       2.49        0.96         3.27       (0.13)
                                        --------      --------     --------    --------    -------      -------     --------
        Total income (loss) from
          operations ..................     2.86          5.09       (1.06)       2.37        1.21         3.56       (0.21)
                                        --------      --------     --------    --------    -------      -------     --------
Accumulation unit value,
  end of period ....................... $  19.26      $  16.40     $ 11.31     $ 12.37     $ 14.56      $ 13.35     $  9.79
                                        ========      ========     ========    ========    =======      =======     ========
Total return (a) ......................   17.41%        44.97%      (8.51%)     23.67%       9.07%       36.31%      (2.08%)

Ratios and supplemental data:
  Net assets at end of period
    (in thousands) .................... $143,282      $115,797     $83,480     $58,794     $63,843      $65,666     $18,555
  Ratio of net investment income (loss)
    to average net assets (b) ..........   3.42%         3.68%      (1.21%)     (1.30%)      1.77%        2.28%      (1.04%)


                                                      BALANCED
                                                    SUB-ACCOUNT
                                                    DECEMBER 31
                                        ----------------------------------
                                            1996        1995       1994(E)
                                        ----------  ----------  ----------
Accumulation unit value, beginning
  of period ...........................   $ 11.06     $  9.35      $ 10.00
  Income from operations:
    Net investment income (loss)  .....      0.26        0.29         0.21
    Net realized and unrealized gain
      (loss) on investments ...........      0.77        1.42        (0.86)
                                        ---------- ----------    ----------
        Total income (loss) from
          operations ..................      1.03        1.71        (0.65)
                                        ---------- ----------    ----------
Accumulation unit value,
  end of period .......................   $ 12.09     $ 11.06      $  9.35
                                        ========== ==========    ==========
Total return (a) ......................     9.34%      18.31%       (6.52%)

Ratios and supplemental data:
  Net assets at end of period
    (in thousands) ....................   $13,598     $11,343      $ 9,379
  Ratio of net investment income (loss)
    to average net assets (b) .........     2.29%       2.85%        2.63%

* The above table illustrates the change for a unit outstanding computed using average units outstanding throughout each period. See Notes to Selected Per Unit Data and Ratios on page 12.

The notes to the financial statements are an integral part of this report.

WRL SERIES ANNUITY ACCOUNT
FREEDOM AND ATTAINER
SELECTED PER UNIT DATA AND RATIOS*
For the period ended
--------------------------------------------------------------------------------

                                                                                  TACTICAL ASSET         C.A.S.E.
                                                       UTILITY                      ALLOCATION            GROWTH
                                                     SUB-ACCOUNT                    SUB-ACCOUNT         SUB-ACCOUNT
                                                     DECEMBER 31                    DECEMBER 31         DECEMBER 31
                                         ----------------------------------  ----------------------   --------------
                                            1996        1995       1994(E)      1996       1995(F)        1996(G)
                                         ----------  ----------  ----------  ---------- -----------   --------------
Accumulation unit value, beginning
  of period ...........................    $ 11.71     $  9.46     $ 10.00     $ 11.86      $ 10.00       $12.87
  Income from operations:
    Net investment income (loss)  .....       0.50        0.45        0.32        0.46         0.58          .39
    Net realized and unrealized gain
      (loss) on investments ...........       0.70        1.80       (0.86)       1.08         1.28          .62
                                        ----------  ----------  ----------  ----------   ----------   ----------
        Total income (loss) from
          operations ..................       1.20        2.25       (0.54)       1.54         1.86         1.01
                                        ----------  ----------  ----------  ----------   ----------   ----------
Accumulation unit value,
  end of period .......................    $ 12.91     $ 11.71     $  9.46     $ 13.40      $ 11.86       $13.88
                                        ==========  ==========  ==========  ==========   ==========   ==========
Total return (a) ......................     10.25%      23.70%      (5.37%)     13.00%       18.61%        7.84%

Ratios and supplemental data:
  Net assets at end of period
    (in thousands) ....................    $12,397     $11,890     $ 5,506     $62,195      $34,910       $3,612
  Ratio of net investment income (loss)
    to average net assets (b) .........      4.17%       4.26%       4.07%       3.71%        5.25%        4.43%

                    (RESTUBBED TABLE CONTINUED FROM ABOVE)

                                            MERIDIAN/
                                             INVESCO
                                          GLOBAL SECTOR    VALUE EQUITY
                                           SUB-ACCOUNT     SUB-ACCOUNT
                                           DECEMBER 31     DECEMBER 31
                                          -------------    ------------
                                             1996(H)         1996(H)
                                          -------------    ------------
Accumulation unit value, beginning
  of period ...........................      $10.00           $10.00
  Income from operations:
    Net investment income (loss)  .....       (0.01)            0.02
    Net realized and unrealized gain
      (loss) on investments ...........        0.53             1.20
                                             ------           ------
        Total income (loss) from
          operations ...................       0.52             1.22
                                             ------           ------
Accumulation unit value,
  end of period .......................      $10.52           $11.22
                                             ======           ======
Total return (a) ......................       5.19%           12.25%

Ratios and supplemental data:
  Net assets at end of period
    (in thousands) ....................      $2,417          $16,679
  Ratio of net investment income (loss)
    to average net assets (b) .........      (0.09%)           0.30%

* The above table illustrates the change for a unit outstanding computed using average units outstanding throughout each period. See Notes to Selected Per Unit Data and Ratios below.

NOTES TO SELECTED PER UNIT DATA AND RATIOS
------------------------------------------

(a) For periods less than one year the total return is not annualized.

(b) For periods less than one year the ratio of net investment income to average net assets is annualized.

(c) The inception date of this sub-account was December 3, 1992.

(d) The inception date of this sub-account was March 1, 1993.

(e) The inception date of this sub-account was March 1, 1994.

(f) The inception date of this sub-account was January 3, 1995.

(g) This sub-account option became effective May 1, 1996.

(h) The inception date of this sub-account was May 1, 1996.

The notes to the financial statements are an integral part of this report.

WRL SERIES ANNUITY ACCOUNT
FREEDOM AND ATTAINER
NOTES TO THE FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

DECEMBER 31, 1996

NOTE 1 - ORGANIZATION AND SUMMARY
         OF SIGNIFICANT ACCOUNTING
         POLICIES

   The WRL Series Annuity Account (the "Annuity Account") was established as a variable accumulation deferred annuity separate account of Western Reserve Life Assurance Co. of Ohio ("WRL") and is registered as a unit investment trust ("Trust") under the Investment Company Act of 1940, as amended. The Annuity Account encompasses various contract types: the WRL Freedom Variable Annuity and the WRL Freedom Attainer ("Annuity #1"); the WRL Freedom Bellwether and the WRL Freedom Conqueror ("Annuity #2"). Each contains fourteen investment options referred to as sub-accounts. Each sub-account invests in the corresponding portfolio of the WRL Series Fund, Inc. (the "Fund"), a registered management investment company under the investment Company Act of 1940, as amended. These portfolios and their respective investment management organizations are as follows:

 PORTFOLIO                 INVESTMENT MANAGER
---------------------      -------------------------------
Money Market               J.P. Morgan Investment
                             Management Inc.
Bond                       Janus Capital Corporation
                             ("JCC")
Growth                     JCC
Short-to-Intermediate      AEGON USA Investment
  Government                 Management, Inc. ("AEGON
                             Management")
Global                     JCC
Equity-Income              Luther King Capital Management
                             Corporation
Emerging Growth            Van Kampen American Capital
                             Asset
                             Management, Inc.
Aggressive Growth          Fred Alger Management, Inc.
Balanced                   AEGON Management
Utility                    Federated Investment Counseling
Tactical Asset             Dean Investment Associates
  Allocation
C.A.S.E. Growth            C.A.S.E. Management, Inc.
Meridian/INVESCO           Meridian Investment
  Global Sector            Management
                           Corporation/INVESCO
                           Global Asset
                           Management Limited
Value Equity               NWQ Investment
                           Management
                           Company, Inc


   WRL and AEGON Management are indirect wholly-owned subsidiaries of AEGON USA, Inc., which is an indirect wholly-owned subsidiary of AEGON nv, a Netherlands corporation.

   On May 1, 1996 WRL made an initial contribution to the Annuity Account. The amount of the contribution and units received from the corresponding sub-account are as follows:


 SUB-ACCOUNT        CONTRIBUTION         UNITS
-----------------  ---------------  ----------------
Meridian/INVESCO
  Global Sector        $ 500,000      49,997.602730
Value Equity           $ 150,000      15,000.000000


   Annuity #1 sub-accounts hold assets to support the benefits under certain flexible payment variable accumulation deferred annuity contracts (the "Contracts") issued by WRL, which issued the first of such Contracts on February 24, 1989. The Annuity Account equity transactions are accounted for using the appropriate effective date at the corresponding accumulation unit value.

   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The following significant accounting policies, which are in conformity with generally accepted accounting principles for unit investment trusts, have been consistently used in preparation of the Trust's financial statements.

WRL SERIES ANNUITY ACCOUNT
FREEDOM AND ATTAINER
NOTES TO THE FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 (CONTINUED)

A. VALUATION OF INVESTMENTS

   The investments in the Fund's shares are stated at the closing net asset value ("NAV") per share as determined by the Fund on December 31, 1996. Investment transactions are accounted for on the trade date, using the Fund NAV next determined after receipt of sale or redemption order without sales charges. Dividend income and capital gain distributions are recorded on the ex-dividend date. The cost of investments sold is determined on a first-in, first-out basis.

B. FEDERAL INCOME TAXES

   The operations of the Annuity Account are a part of and are taxed with the total operations of WRL, which is taxed as a life insurance company under the Internal Revenue Code. Under current law, the investment income of the Annuity Account, including realized and unrealized capital gains, is not taxable to WRL. Accordingly, no provision for Federal income taxes has been made.

NOTE 2--CHARGES AND DEDUCTIONS

   Charges are assessed by WRL in connection with issuance and administration of the Contracts.

A. CONTRACT CHARGES

   No deduction for sales expenses are made from the purchase payments. A contingent deferred sales charge may, however, be assessed against contract values when withdrawn or surrendered.

   On each anniversary through maturity date, WRL will deduct an annual contract charge as partial compensation for providing administrative services under the Contracts.

B.  ANNUITY #1 SUB-ACCOUNTS CHARGES

   A daily charge equal to an annual rate of 1.25% of average daily net assets is assessed to compensate WRL for assumption of mortality and expense risks and administrative services in connection with issuance and administration of the Contracts. This charge (not assessed at the individual contract level) effectively reduces the value of a unit outstanding during the year.

NOTE 3--DIVIDENDS AND DISTRIBUTIONS

   Dividends of the Fund's Money Market Portfolio are declared daily and reinvested monthly. Dividends of the remaining portfolios are typically declared and reinvested semiannually, while capital gain distributions are typically declared and reinvested annually. Dividends and distributions of the Fund are generally paid to and reinvested by the Annuity Account the next business day after declaration.

NOTE 4--OTHER MATTERS

   As of December 31, 1996 the equity accounts include net unrealized appreciation (depreciation) on investments as follows:


 SUB-ACCOUNT
------------
Money Market                        $        N/A
Bond                                  (2,128,313)
Growth                               130,218,801
Short-to-Intermediate Government        (110,915)
Global                                39,269,786
Equity-Income                         21,627,984
Emerging Growth                       35,263,527
Aggressive Growth                      1,594,990
Balanced                               1,414,457
Utility                                  755,002
Tactical Asset Allocation              5,600,328
C.A.S.E. Growth                          221,585
Meridian/INVESCO Global Sector            83,336
Value Equity                           1,179,021

                     THIS PAGE INTENTIONALLY LEFT BLANK.

WRL SERIES ANNUITY ACCOUNT
BELLWETHER AND CONQUEROR
STATEMENTS OF ASSETS, LIABILITIES AND EQUITY ACCOUNTS
At December 31, 1996
--------------------------------------------------------------------------------

                                                                                                                SHORT-TO-
                                                                                                              INTERMEDIATE
                                                    MONEY MARKET           BOND               GROWTH           GOVERNMENT
                                                    SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
ASSETS:
 Investments
   Investment in WRL Series Fund, Inc.:
     Shares ...................................     57,466,626.650      3,554,741.151        9,078,227.620      1,531,081.607
                                                 =================  =================   ==================  =================
     Cost .....................................  $      57,466,627  $      38,253,382   $      272,878,760  $      15,791,132
                                                 =================  =================   ==================  =================
   Investments, at net asset value ............  $      57,466,627  $      38,061,445   $      317,749,581  $      15,685,670
   Accrued transfers from (to) depositor - net             948,168             (6,201)             (44,136)            (5,444)
                                                 -----------------  -----------------   ------------------  -----------------
     Total assets .............................         58,414,795         38,055,244          317,705,445         15,680,226
                                                 -----------------  -----------------   ------------------  -----------------
LIABILITIES: ..................................                  0                  0                    0                  0
                                                 -----------------  -----------------   ------------------  -----------------
    Total net assets ..........................  $      58,414,795  $      38,055,244   $      317,705,445  $      15,680,226
                                                 =================  =================   ==================  =================
EQUITY ACCOUNTS:
  Contract Owners' equity:
    Units .....................................   5,253,582.115062   3,055,304.507335    19,832,581.763517   1,350,785.453748
                                                 =================  =================   ==================  =================
    Unit value ................................  $       11.119041  $       12.455467   $        16.019369  $       11.608228
                                                 =================  =================   ==================  =================
    Contract Owners' equity ...................  $      58,414,795  $      38,055,244   $      317,705,445  $      15,680,226
                                                 -----------------  -----------------   ------------------  -----------------
  Depositor's equity:
    Units .....................................                N/A                N/A                  N/A                N/A
                                                 =================  =================   ==================  =================
    Unit value ................................  $             N/A  $             N/A   $              N/A  $             N/A
                                                 =================  =================   ==================  =================
    Depositor's equity ........................  $             N/A  $             N/A   $              N/A  $             N/A
                                                 ----------------- -----------------    ------------------  -----------------
    Total equity ..............................  $      58,414,795  $      38,055,244   $      317,705,445  $      15,680,226
                                                 =================  =================   ==================  =================

                                                    GLOBAL            EQUITY-INCOME     EMERGING GROWTH    AGGRESSIVE GROWTH
                                                  SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
ASSETS:
 Investments
   Investment in WRL Series Fund, Inc.:
     Shares .................................      12,575,284.272      14,066,539.947      9,703,598.042        7,116,101.849
                                               ==================  ==================  =================   ==================
     Cost ...................................  $      201,977,185  $      178,748,743  $     151,291,850   $       97,017,065
                                               ==================  ==================  =================   ==================
   Investments, at net asset value .........   $      227,803,362  $      196,540,765  $     179,139,534   $      100,892,191
   Accrued transfers from (to)
     depositor - net .......................              151,683            (235,810)           449,315              (59,706)
                                               ------------------  ------------------  -----------------   ------------------
     Total assets ..........................          227,955,045         196,304,955        179,588,849          100,832,485
                                               ------------------  ------------------  -----------------   ------------------
LIABILITIES: ..............................                     0                   0                  0                    0
                                               ------------------  ------------------  -----------------   ------------------
    Total net assets ......................     $     227,955,045  $      196,304,955  $     179,588,849   $      100,832,485
                                               ==================  ==================  =================   ==================
EQUITY ACCOUNTS:
 Contract Owners' equity:
   Units ..................................     11,159,128.232837   12,770,553.738705   9,376,916.835961     6,954,084.354037
                                               ==================  ==================  =================   ==================
   Unit value .............................    $        20.427675  $        15.371687  $       19.152228   $        14.499750
                                               ==================  ==================  =================   ==================
   Contract Owners' equity ................    $      227,955,045  $      196,304,955  $     179,588,849   $      100,832,485
                                               ------------------  ------------------  -----------------   ------------------
 Depositor's equity:
   Units ..................................                   N/A                 N/A                N/A                  N/A
                                               ==================  ==================  =================   ==================
   Unit value .............................    $              N/A  $              N/A  $             N/A   $              N/A
                                               ==================  ==================  =================   ==================
   Depositor's equity .....................    $              N/A  $              N/A  $             N/A   $              N/A
                                               ------------------  ------------------  -----------------   ------------------
   Total equity ...........................    $      227,955,045  $      196,304,955  $     179,588,849   $      100,832,485
                                               ==================  ==================  =================   ==================

                                                    BALANCED            UTILITY
                                                  SUB-ACCOUNT        SUB-ACCOUNT
ASSETS:
 Investments
  Investment in WRL Series Fund, Inc.:
    Shares .................................       2,526,763.889      1,704,322.466
                                               =================  =================
    Cost ...................................   $      26,026,058  $      18,752,418
                                               =================  =================
  Investments, at net asset value ..........   $      28,791,685  $      20,047,679
  Accrued transfers from (to)
    depositor - net ........................             (57,853)           (75,781)
                                               -----------------  -----------------
    Total assets ...........................          28,733,832         19,971,898
                                               -----------------  -----------------
LIABILITIES: ...............................                   0                  0
                                               -----------------  -----------------
    Total net assets .......................   $      28,733,832  $      19,971,898
                                               =================  =================
EQUITY ACCOUNTS:
 Contract Owners' equity:
   Units ...................................    2,385,500.177475   1,553,810.728349
                                               =================  =================
   Unit value ..............................   $       12.045202  $       12.853495
                                               =================  =================
   Contract Owners' equity .................   $      28,733,832  $      19,971,898
                                               -----------------  -----------------
 Depositor's equity:
   Units ...................................                 N/A                N/A
                                               =================  =================
   Unit value ..............................   $             N/A  $             N/A
                                               =================  =================
   Depositor's equity ......................   $             N/A  $             N/A
                                               -----------------  -----------------
   Total equity ............................   $      28,733,832  $      19,971,898
                                               =================  =================

WRL SERIES ANNUITY ACCOUNT
BELLWETHER AND CONQUEROR
STATEMENTS OF OPERATIONS
For the year or period ended December 31, 1996
--------------------------------------------------------------------------------

                                                                                                        SHORT-TO-
                                                                                                       INTERMEDIATE
                                                   MONEY MARKET        BOND            GROWTH          GOVERNMENT
                                                    SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
INVESTMENT INCOME:
 Dividend income ............................      $2,143,477      $  2,085,872       $ 3,008,593      $ 769,425
 Capital gain distributions .................               0                 0        16,954,024              0
                                                   ----------      ------------       -----------      ---------
                                                    2,143,477         2,085,872        19,962,617        769,425
EXPENSES:
 Mortality and expense risk .................         603,609           486,811         3,673,526        202,164
                                                   ----------      ------------       -----------      ---------
   Net investment income (loss) .............       1,539,868         1,599,061        16,289,091        567,261
                                                   ----------      ------------       -----------      ---------
 Net realized and unrealized gain (loss) on
   investments:
   Net realized gain (loss) from securities
     transactions ...........................               0          (698,802)        4,529,601        240,193
   Change in unrealized appreciation
    (depreciation) ..........................               0        (1,239,618)       16,387,401       (482,646)
                                                   ----------      ------------       -----------      ---------
    Net gain (loss) on investments ..........               0        (1,938,420)       20,917,002       (242,453)
                                                   ----------      ------------       -----------      ---------
    Net increase (decrease) in equity accounts
      resulting from operations .............      $1,539,868      $   (339,359)      $37,206,093      $ 324,808
                                                   ==========      ============       ===========      =========

                                                 GLOBAL        EQUITY-INCOME  EMERGING GROWTH   AGGRESSIVE GROWTH
                                               SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
INVESTMENT INCOME:
 Dividend income ..........................    $ 2,412,240      $ 3,902,311      $     6,904      $1,237,653
 Capital gain distributions ...............     16,965,940        6,583,585        7,848,469       1,736,699
                                               -----------      -----------      -----------      ----------
                                                19,378,180       10,485,896        7,855,373       2,974,352
EXPENSES:
 Mortality and expense risk ...............      2,497,892        1,846,007        2,049,633       1,151,278
                                               -----------      -----------      -----------      ----------
   Net investment income (loss) ...........     16,880,288        8,639,889        5,805,740       1,823,074
                                               -----------      -----------      -----------      ----------
 Net realized and unrealized gain (loss) on
   investments:
   Net realized gain (loss) from securities
     transactions .........................      7,564,103        1,404,575        8,673,249       5,886,038
   Change in unrealized appreciation
     (depreciation) .......................     13,561,148        6,796,826        5,434,437         163,846
                                               -----------      -----------      -----------      ----------
     Net gain (loss) on investments .......     21,125,251        8,201,401       14,107,686       6,049,884
                                               -----------      -----------      -----------      ----------
     Net increase (decrease) in equity
       accounts resulting from operations .    $38,005,539      $16,841,290      $19,913,426      $7,872,958
                                              ===========      ===========      ===========      ==========

                                                 BALANCED         UTILITY
                                               SUB-ACCOUNT      SUB-ACCOUNT
INVESTMENT INCOME:
 Dividend income ............................   $  643,554      $  509,611
 Capital gain distributions .................      245,860         515,121
                                                ----------      ----------
                                                   889,414       1,024,732
EXPENSES:
 Mortality and expense risk .................      304,196         202,558
                                                ----------      ----------
   Net investment income (loss) .............      585,218         822,174
                                                ----------      ----------
 Net realized and unrealized gain (loss) on
   investments:
   Net realized gain (loss) from securities
     transactions ...........................      159,957         319,804
   Change in unrealized appreciation
    (depreciation) ..........................    1,434,264         496,140
                                                ----------      ----------
   Net gain (loss) on investments ...........    1,594,221         815,944
                                                ----------      ----------
   Net increase (decrease) in equity accounts
     resulting from operations ..............   $2,179,439      $1,638,118
                                                ==========      ==========

The notes to the financial statements are an integral part of this report.

WRL SERIES ANNUITY ACCOUNT
BELLWETHER AND CONQUEROR
STATEMENTS OF ASSETS, LIABILITIES AND EQUITY ACCOUNTS
At December 31, 1996
--------------------------------------------------------------------------------

                                                   TACTICAL ASSET                       MERIDIAN/INVESCO
                                                     ALLOCATION      C.A.S.E. GROWTH      GLOBAL SECTOR      VALUE EQUITY
                                                    SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
ASSETS:
 Investments
   Investment in WRL Series Fund, Inc.:
    Shares .....................................     9,949,981.843        938,598.139        334,024.309       2,118,053.511
                                                 =================  =================   ================   =================
    Cost ....................................... $     120,546,059  $      11,962,847   $      3,402,887   $      22,330,655
                                                 =================  =================   ================   =================
   Investments at net asset value .............. $     125,476,362  $      12,593,116   $      3,524,725   $      23,863,074
   Accrued transfers from (to) depositor - net .           100,746            (50,827)           (15,359)           (103,753)
                                                 -----------------  -----------------   ----------------   -----------------
    Total assets ...............................       125,577,108         12,542,289          3,509,366          23,759,321
                                                 -----------------  -----------------   ----------------   -----------------
LIABILITIES: ..................................                  0                  0                  0                   0
                                                 -----------------  -----------------   ----------------   -----------------
    Total net assets ........................... $     125,577,108  $      12,542,289   $      3,509,366   $      23,759,321
                                                 =================  =================   ================   =================
EQUITY ACCOUNTS:
  Contract Owners' equity:
    Units ......................................  9,397,630.629186   1,161,733.311699     333,942.618296    2,103,820.411102
                                                 =================  =================   ================   =================
    Unit value ................................. $       13.362635  $       10.773003   $      10.508888   $       11.213466
                                                 =================  =================   ================   =================
    Contract Owners' equity .................... $     125,577,108  $      12,515,356   $      3,509,366   $      23,591,119
                                                 -----------------  -----------------   ----------------   -----------------
  Depositor's equity:
    Units ......................................               N/A       2,500.000000                N/A       15,000.000000
                                                 =================  =================   =================  =================
    Unit value ................................. $             N/A  $       10.773003   $            N/A   $       11.213466
                                                 =================  =================   =================  =================
    Depositor's equity ......................... $             N/A  $          26,933   $            N/A   $         168,202
                                                 -----------------  -----------------   ----------------   -----------------
    Total equity ............................... $     125,577,108  $      12,542,289   $      3,509,366   $      23,759,321
                                                 =================  =================   ================   =================

WRL SERIES ANNUITY ACCOUNT
BELLWETHER AND CONQUEROR
STATEMENTS OF OPERATIONS
For the year or period ended December 31, 1996
--------------------------------------------------------------------------------

                                                TACTICAL ASSET                     MERIDIAN/INVESCO
                                                  ALLOCATION     C.A.S.E. GROWTH    GLOBAL SECTOR     VALUE EQUITY
                                                  SUB-ACCOUNT      SUB-ACCOUNT(A)   SUB-ACCOUNT(A)   SUB-ACCOUNT(A)
INVESTMENT INCOME:
 Dividend income ............................      $2,799,917        $ 45,209        $   5,930         $   77,464
 Capital gain distributions .................       2,262,947         206,171           12,122             32,728
                                                   ----------        --------        ---------         ----------
                                                    5,062,864         251,380           18,052            110,192
EXPENSES:
Mortality and expense risk ..................       1,384,600          51,146           12,669             90,926
                                                   ----------        --------        ---------         ----------
     Net investment income (loss) ...........       3,678,264         200,234            5,383             19,266
                                                   ----------        --------        ---------         ----------
 Net realized and unrealized gain (loss) on
   investments:
   Net realized gain (loss) from
     securities transactions ................       2,784,681           9,835             (150)            29,764
   Change in unrealized appreciation
     (depreciation) .........................       3,008,787         630,268          121,838          1,532,419
                                                   ----------        --------        ---------         ----------
   Net gain (loss) on investments ...........       5,793,468         640,103          121,688          1,562,183
                                                   ----------        --------        ---------         ----------
   Net increase (decrease) in equity
     accounts resulting from operations .....      $9,471,732        $840,337        $ 127,071         $1,581,449
                                                   ==========        ========        =========         ==========

(a) The inception date of this sub-account was May 1, 1996.

The notes to the financial statements are an integral part of this report.

                     THIS PAGE INTENTIONALLY LEFT BLANK.

WRL SERIES ANNUITY ACCOUNT
BELLWETHER AND CONQUEROR
STATEMENTS OF CHANGES IN EQUITY ACCOUNTS
For the year or period ended
--------------------------------------------------------------------------------

                                                          MONEY MARKET                         BOND
                                                           SUB-ACCOUNT                     SUB-ACCOUNT
                                                           DECEMBER 31                     DECEMBER 31
                                                 ------------------------------  ------------------------------
                                                      1996            1995             1996            1995
                                                 -------------- --------------  --------------  --------------
OPERATIONS:
 Net investment income (loss) .................    $ 1,539,868     $ 1,313,504     $ 1,599,061     $ 1,334,567
 Net gain (loss) on investments ...............              0               0      (1,938,420)      3,265,003
                                                   -----------     -----------     -----------     -----------
 Net increase (decrease) in equity accounts
   resulting from operations ..................      1,539,868       1,313,504        (339,359)      4,599,570
                                                   -----------     -----------     -----------     -----------
EQUITY TRANSACTIONS:
 Proceeds from units sold (redeemed)  .........     37,166,378       3,849,894       8,367,613      12,376,956
                                                   -----------     -----------     -----------     -----------
 Less cost of units redeemed:
  Administrative charges ......................         17,556          15,085          24,284          20,247
  Policy loans ................................        101,493          30,025          11,521               0
  Surrender benefits ..........................      8,016,874       4,807,455       2,411,912       1,650,718
  Death benefits ..............................        679,267         324,411         296,824         147,684
                                                   -----------     -----------     -----------      ----------
                                                     8,815,190       5,176,976       2,744,541       1,818,649
                                                   -----------     -----------     -----------      ----------
  Increase (decrease) in equity accounts from
    capital unit transactions .................     28,351,188      (1,327,082)      5,623,072      10,558,307
                                                   -----------     -----------     -----------      ----------
  Net increase (decrease) in equity accounts  .     29,891,056         (13,578)      5,283,713      15,157,877
 Depositors' equity contribution (redemption)                0               0               0               0
EQUITY ACCOUNTS:
 Beginning of period ..........................     28,523,739      28,537,317      32,771,531      17,613,654
                                                   -----------     -----------     -----------      ----------
 End of period ................................    $58,414,795     $28,523,739     $38,055,244     $32,771,531
                                                   ===========     ===========     ===========     ===========

                    (RESTUBBED TABLE CONTINUED FROM ABOVE)

                                                              GROWTH
                                                           SUB-ACCOUNT
                                                           DECEMBER 31
                                                 -------------------------------
                                                       1996            1995
                                                 --------------- --------------
OPERATIONS:
 Net investment income (loss) .................    $ 16,289,091    $ 16,764,464
 Net gain (loss) on investments ...............      20,917,002      38,316,882
                                                   ------------    ------------
 Net increase (decrease) in equity accounts
   resulting from operations ..................      37,206,093      55,081,346
                                                   ------------    ------------
EQUITY TRANSACTIONS:
 Proceeds from units sold (redeemed)  .........      98,111,181      40,690,699
                                                   ------------    ------------
 Less cost of units redeemed:
  Administrative charges ......................         242,674         173,999
  Policy loans ................................         176,313          36,385
  Surrender benefits ..........................      14,229,582       9,406,104
  Death benefits ..............................       1,101,844         399,627
                                                   ------------    ------------
                                                     15,750,413      10,016,115
                                                   ------------    ------------
  Increase (decrease) in equity accounts from
    capital unit transactions .................      82,360,768      30,674,584
                                                   ------------    ------------
  Net increase (decrease) in equity accounts ..     119,566,861      85,755,930
 Depositors' equity contribution (redemption)                 0               0
EQUITY ACCOUNTS:
 Beginning of period ..........................     198,138,584     112,382,654
                                                   ------------    ------------
 End of period ................................    $317,705,445    $198,138,584
                                                   ============    ============


                                                     SHORT-TO-INTERMEDIATE
                                                          GOVERNMENT                     GLOBAL
                                                          SUB-ACCOUNT                 SUB-ACCOUNT
                                                          DECEMBER 31                 DECEMBER 31
                                                  ---------------------------   ----------------------------
                                                     1996            1995         1996             1995
                                                  ------------    -----------   ------------   -------------
OPERATIONS:
 Net investment income (loss) .................   $    567,261    $   509,575   $ 16,880,288   $   2,936,895
 Net gain (loss) on investments ...............       (242,453)       801,020     21,125,251      16,567,912
                                                  ------------    -----------   ------------   -------------
 Net increase (decrease) in equity accounts
   resulting from operations ..................        324,808      1,310,595     38,005,539      19,504,807
                                                  ------------    -----------   ------------   -------------
EQUITY TRANSACTIONS:
 Proceeds from units sold (redeemed)  .........      4,001,808      1,293,887     88,386,336       3,172,478
                                                  ------------    -----------   ------------   -------------
 Less cost of units redeemed:
  Administrative charges ......................          7,051          7,052        146,170         106,341
  Policy loans ................................              0         31,238        147,825           5,024
  Surrender benefits ..........................      1,514,008      1,086,564      9,450,746       5,972,420
  Death benefits ..............................        110,873        143,519        650,521         464,451
                                                  ------------    -----------   ------------   -------------
                                                     1,631,932      1,268,373     10,395,262       6,548,236
                                                  ------------    -----------   ------------   -------------
  Increase (decrease) in equity accounts from
    capital unit transactions .................      2,369,876         25,514     77,991,074      (3,375,758)
                                                  ------------    -----------   ------------   -------------
  Net increase (decrease) in equity accounts ..      2,694,684      1,336,109    115,996,613      16,129,049
 Depositors' equity contribution (redemption)                0              0              0               0
EQUITY ACCOUNTS:
 Beginning of period ..........................     12,985,542     11,649,433    111,958,432      95,829,383
                                                  ------------    -----------   ------------   -------------
 End of period ................................   $ 15,680,226    $12,985,542   $227,955,045   $ 111,958,432
                                                  ============    ===========   ============   =============

                                                          EQUITY-INCOME
                                                          SUB-ACCOUNT
                                                          DECEMBER 31
                                                  ---------------------------
                                                     1996             1995
                                                  ------------   ------------
OPERATIONS:
 Net investment income (loss) .................   $  8,639,889   $  4,061,486
 Net gain (loss) on investments ...............      8,201,401     13,464,500
                                                  ------------   ------------
 Net increase (decrease) in equity accounts
   resulting from operations ..................     16,841,290     17,525,986
                                                  ------------   ------------
EQUITY TRANSACTIONS:
 Proceeds from units sold (redeemed)  .........     85,200,901     17,763,181
                                                  ------------   ------------
 Less cost of units redeemed:
  Administrative charges ......................         91,978         71,983
  Policy loans ................................         78,498              0
  Surrender benefits ..........................      6,804,935      4,611,616
  Death benefits ..............................        412,933        687,018
                                                  ------------   ------------
                                                     7,388,344      5,370,617
                                                  ------------   ------------
  Increase (decrease) in equity accounts from
    capital unit transactions .................     77,812,557     12,392,564
                                                  ------------   ------------
  Net increase (decrease) in equity accounts  .     94,653,847     29,918,550
 Depositors' equity contribution (redemption)                0              0
EQUITY ACCOUNTS:
 Beginning of period ..........................    101,651,108     71,732,558
                                                  ------------   ------------
 End of period ................................   $196,304,955   $101,651,108
                                                  ============   ============

                                                          EMERGING GROWTH           AGGRESSIVE GROWTH
                                                            SUB-ACCOUNT                SUB-ACCOUNT
                                                            DECEMBER 31                DECEMBER 31
                                                 ---------------------------   ---------------------------
                                                     1996           1995            1996          1995
                                                 ------------   ------------   ------------   ------------
OPERATIONS:
 Net investment income (loss) .................   $  5,805,740   $  3,189,124   $  1,823,074   $  1,078,673
 Net gain (loss) on investments ...............     14,107,686     27,441,608      6,049,884      5,453,504
                                                  ------------   ------------   ------------   ------------
 Net increase (decrease) in equity accounts
   resulting from operations ..................     19,913,426     30,630,732      7,872,958      6,532,177
                                                  ------------   ------------   ------------   ------------
EQUITY TRANSACTIONS:
 Proceeds from units sold (redeemed) ..........     63,633,185     16,786,688     36,890,434     44,671,168
                                                  ------------   ------------   ------------   ------------
 Less cost of units redeemed:
  Administrative charges ......................        128,353         85,948         69,909         26,869
  Policy loans ................................        108,870         13,781        101,914          8,808
  Surrender benefits ..........................      8,245,766      4,544,091      4,071,470      1,799,668
  Death benefits ..............................        589,583        273,410        107,157         78,444
                                                  ------------   ------------   ------------   ------------
                                                     9,072,572      4,917,230      4,350,450      1,913,789
                                                  ------------   ------------   ------------   ------------
  Increase (decrease) in equity accounts from
    capital unit transactions .................     54,560,613     11,869,458     32,539,984     42,757,379
                                                  ------------   ------------   ------------   ------------
  Net increase (decrease) in equity accounts ..     74,474,039     42,500,190     40,412,942     49,289,556
 Depositors' equity contribution (redemption) .              0              0              0       (272,958)
EQUITY ACCOUNTS:
 Beginning of period ..........................    105,114,810     62,614,620     60,419,543     11,402,945
                                                  ------------   ------------   ------------   ------------
 End of period ................................   $179,588,849   $105,114,810   $100,832,485   $ 60,419,543
                                                  ============   ============   ============   ============

                    (RESTUBBED TABLE CONTINUED FROM ABOVE)

                                                            BALANCED
                                                          SUB-ACCOUNT
                                                          DECEMBER 31
                                                  ----------------------------
                                                      1996            1995
                                                  ------------    ------------
OPERATIONS:
 Net investment income (loss) .................   $    585,218    $    383,272
 Net gain (loss) on investments ...............      1,594,221       1,697,980
                                                  ------------    ------------
 Net increase (decrease) in equity accounts
   resulting from operations ..................      2,179,439       2,081,252
                                                  ------------    ------------
EQUITY TRANSACTIONS:
 Proceeds from units sold (redeemed) ..........     12,102,679       6,741,534
                                                  ------------    ------------
 Less cost of units redeemed:
  Administrative charges ......................         14,257           8,055
  Policy loans ................................         21,825               0
  Surrender benefits ..........................      1,283,676         543,786
  Death benefits ..............................         79,316         137,777
                                                  ------------    ------------
                                                     1,399,074         689,618
                                                  ------------    ------------
  Increase (decrease) in equity accounts from
    capital unit transactions .................     10,703,605       6,051,916
                                                  ------------    ------------
  Net increase (decrease) in equity accounts ..     12,883,044       8,133,168
 Depositors' equity contribution (redemption) .       (218,006)              0
EQUITY ACCOUNTS:
 Beginning of period ..........................     16,068,794       7,935,626
                                                  ------------    ------------
 End of period ................................   $ 28,733,832    $ 16,068,794
                                                  ============    ============


                                                                                      TACTICAL ASSET             C.A.S.E.
                                                          UTILITY                       ALLOCATION               GROWTH
                                                        SUB-ACCOUNT                     SUB-ACCOUNT            SUB-ACCOUNT
                                                        DECEMBER 31                     DECEMBER 31            DECEMBER 31
                                               ----------------------------   ---------------------------    ------------
                                                    1996           1995            1996         1995(A)         1996(B)
                                               ------------    ------------   ------------   ------------    ------------
OPERATIONS:
 Net investment income (loss) .................$    822,174    $    297,189   $  3,678,264   $  2,115,992    $    200,234
 Net gain (loss) on investments ...............     815,944       1,157,763      5,793,468      3,169,620         640,103
                                               ------------    ------------   ------------   ------------    ------------
 Net increase (decrease) in equity accounts
   resulting from operations ..................   1,638,118       1,454,952      9,471,732      5,285,612         840,337
                                               ------------    ------------   ------------   ------------    ------------
EQUITY TRANSACTIONS:
 Proceeds from units sold (redeemed) ..........   9,551,314       5,146,911     51,801,197     70,478,164      11,839,479
                                               ------------    ------------   ------------   ------------    ------------
 Less cost of units redeemed:
  Administrative charges ......................       9,288           4,161         32,299          7,030             923
  Policy loans ................................      11,838             193         23,207          8,139          10,904
  Surrender benefits ..........................     811,139         210,465      7,426,292      3,423,825         150,700
  Death benefits ..............................     240,558          87,803        513,632         18,074               0
                                               ------------    ------------   ------------   ------------    ------------
                                                  1,072,823         302,622      7,995,430      3,457,068         162,527
                                               ------------    ------------   ------------   ------------    ------------
  Increase (decrease) in equity accounts from
    capital unit transactions .................   8,478,491       4,844,289     43,805,767     67,021,096      11,676,952
                                               ------------    ------------   ------------   ------------    ------------
  Net increase (decrease) in equity accounts ..  10,116,609       6,299,241     53,277,499     72,306,708      12,517,289
 Depositors' equity contribution (redemption) .    (230,353)              0              0         (7,099)         25,000
EQUITY ACCOUNTS:
 Beginning of period ..........................  10,085,642       3,786,401     72,299,609              0               0
                                               ------------    ------------   ------------   ------------    ------------
 End of period ................................$ 19,971,898    $ 10,085,642   $125,577,108   $ 72,299,609    $ 12,542,289
                                               ============    ============   ============   ============    ============


                                                   MERIDIAN/
                                                    INVESCO
                                                GLOBAL SECTOR  VALUE EQUITY
                                                 SUB-ACCOUNT    SUB-ACCOUNT
                                                 DECEMBER 31    DECEMBER 31
                                                ------------   ------------
                                                    1996(B)       1996(B)
                                                ------------   ------------
OPERATIONS:
 Net investment income (loss) ................. $      5,383   $     19,266
 Net gain (loss) on investments ...............      121,688      1,562,183
                                                ------------   ------------
 Net increase (decrease) in equity accounts
   resulting from operations ..................      127,071      1,581,449
                                                ------------   ------------
EQUITY TRANSACTIONS:
 Proceeds from units sold (redeemed) ..........    3,409,809     22,294,351
                                                ------------   ------------
 Less cost of units redeemed:
  Administrative charges ......................           91          1,969
  Policy loans ................................            0          5,853
  Surrender benefits ..........................       27,423        258,657
  Death benefits ..............................            0              0
                                                ------------   ------------
                                                      27,514        266,479
                                                ------------   ------------
  Increase (decrease) in equity accounts from
    capital unit transactions .................    3,382,295     22,027,872
                                                ------------   ------------
  Net increase (decrease) in equity accounts ..    3,509,366     23,609,321
 Depositors' equity contribution (redemption) .            0        150,000
EQUITY ACCOUNTS:
 Beginning of period ..........................            0              0
                                                ------------   ------------
 End of period ................................ $  3,509,366   $ 23,759,321
                                                ============   ============

(a) The inception date of this sub-account was January 3, 1995.
(b) The inception date of this sub-account was May 1, 1996.

The notes to the financial statements are an integral part of this report.

WRL SERIES ANNUITY ACCOUNT
BELLWETHER AND CONQUEROR
SELECTED PER UNIT DATA AND RATIOS*
For the period ended
--------------------------------------------------------------------------------

                                                                      MONEY MARKET
                                                                      SUB-ACCOUNT
                                                                      DECEMBER 31
                                              ---------------------------------------------------------
                                                 1996        1995         1994       1993      1992(C)
                                              ----------  ----------  ----------  ---------   ---------
Accumulation unit value, beginning
  of period ...............................      $ 10.73     $ 10.32     $ 10.11     $10.01      $10.00
  Income from operations:
    Net investment income (loss) ..........         0.39        0.41        0.21       0.10        0.01
    Net realized and unrealized gain (loss)
      on investments ......................          .00         .00         .00        .00         .00
                                              ----------  ----------  ----------  ---------   ---------
        Total income (loss) from
          operations ......................         0.39        0.41        0.21       0.10        0.01
                                              ----------  ----------  ----------  ---------   ---------
Accumulation unit value,
  end of period ...........................      $ 11.12     $ 10.73     $ 10.32     $10.11      $10.01
                                              ==========  ==========  ==========  =========   =========
Total return (a) ..........................        3.65%       3.96%       2.07%      1.01%       0.09%

Ratios and supplemental data:
  Net assets at end of period
    (in thousands) ........................      $58,415     $28,524     $28,537     $8,786      $  100
  Ratio of net investment income (loss) to
    average net assets (b) ................        3.57%       3.89%       2.26%      1.03%       1.08%

                    (RESTUBBED TABLE CONTINUED FROM ABOVE)


                                                                       BOND
                                                                    SUB-ACCOUNT
                                                                    DECEMBER 31
                                            ---------------------------------------------------------
                                               1996       1995        1994         1993       1992(C)
                                            ---------- ----------  ----------   ----------  ---------
Accumulation unit value, beginning
  of period ..............................    $ 12.61     $ 10.40     $ 11.33     $ 10.14      $10.00
  Income from operations:
    Net investment income (loss) .........       0.56        0.64        0.52        2.69        0.64
    Net realized and unrealized gain (loss)
      on investments .....................      (0.71)       1.57       (1.45)      (1.50)      (0.50)
                                            ----------  ----------  ----------  ---------   ---------
        Total income (loss) from
          operations .....................      (0.15)       2.21       (0.93)       1.19        0.14
                                            ----------  ----------  ---------- ----------   ---------
Accumulation unit value,
  end of period ..........................    $ 12.46     $ 12.61     $ 10.40     $ 11.33      $10.14
                                            ==========  ==========  ==========  ==========  =========
Total return (a) .........................     (1.25%)     21.28%      (8.23%)     11.81%       1.36%

Ratios and supplemental data:
  Net assets at end of period
   (in thousands) ........................    $38,055     $32,772     $17,614     $17,280      $  101
  Ratio of net investment income (loss) to
    average net assets (b) ................     4.60%       5.45%       4.91%      24.79%       6.30%


                                                                       GROWTH
                                                                     SUB-ACCOUNT
                                                                     DECEMBER 31
                                           ----------------------------------------------------------
                                             1996          1995         1994        1993      1992(C)
                                           --------      --------     --------    --------   --------
Accumulation unit value, beginning
  of period .............................. $  13.77      $   9.49     $  10.50    $  10.24   $  10.00
  Income from operations:
    Net investment income (loss) .........     0.95          1.30        (0.03)       0.31       0.39
    Net realized and unrealized gain (loss)
      on investments .....................     1.30          2.98        (0.98)      (0.05)     (0.15)
                                           --------      --------     --------    --------   --------
        Total income (loss) from
          operations .....................     2.25          4.28        (1.01)       0.26       0.24
                                           --------      --------     --------    --------   --------
Accumulation unit value,
  end of period .......................... $  16.02      $  13.77     $   9.49    $  10.50   $  10.24
                                           ========      ========     ========    ========   ========
Total return (a) .........................   16.32%        45.08%       (9.58%)      2.55%      2.38%

Ratios and supplemental data:
  Net assets at end of period
   (in thousands) ........................ $317,705      $198,139     $112,383    $ 87,415   $   102
  Ratio of net investment income (loss) to
   average net assets (b) ................    6.21%        11.07%       (0.26%)      3.14%      3.82%



                                                                SHORT-TO-INTERMEDIATE
                                                                     GOVERNMENT
                                                                     SUB-ACCOUNT
                                                                     DECEMBER 31
                                              -------------------------------------------------------
                                                1996        1995        1994        1993       1992(C)
                                              --------   --------    --------    --------    --------
Accumulation unit value, beginning
  of period ................................  $  11.38    $  10.16    $  10.35    $  10.03    $  10.00
  Income from operations:
    Net investment income (loss) ...........      0.45        0.48        0.37        0.30        0.01
    Net realized and unrealized gain (loss)
      on investments .......................     (0.22)       0.74       (0.56)       0.02        0.02
                                              --------    --------    --------    --------    --------
        Total income (loss) from
          operations .......................      0.23        1.22       (0.19)       0.32        0.03
                                              --------    --------    --------    --------    --------
Accumulation unit value,
  end of period ............................  $  11.61    $  11.38    $  10.16    $  10.35    $ $10.03
                                              ========    ========    ========    ========    ========
Total return (a) ...........................     2.04%      11.96%      (1.81%)      3.12%       0.35%

Ratios and supplemental data:
  Net assets at end of period
    (in thousands) .........................  $15,680     $12,986     $11,649     $13,564      $  853
  Ratio of net investment income (loss) to
    average net assets (b) .................    3.93%       4.39%       3.68%       2.98%       1.56%


                                                                        GLOBAL
                                                                     SUB-ACCOUNT
                                                                     DECEMBER 31
                                             ----------------------------------------------------------
                                                1996        1995         1994       1993       1992(C)
                                             --------     --------     --------    --------    --------
Accumulation unit value, beginning
  of period ..............................   $  16.22     $  13.36     $  13.52    $  10.15    $  10.00
  Income from operations:
    Net investment income (loss) .........       1.79         0.43         0.53        0.11       (0.01)
    Net realized and unrealized gain (loss)
      on investments .....................       2.42         2.43        (0.69)       3.26        0.16
                                             --------     --------     --------    --------    --------
        Total income (loss) from
          operations .....................       4.21         2.86        (0.16)       3.37        0.15
                                             --------     --------     --------    --------    --------
Accumulation unit value,
  end of period ..........................   $  20.43     $  16.22     $  13.36    $  13.52    $  10.15
                                             ========     ========     =========   ========    ========
Total return (a) .........................     25.96%       21.35%       (1.14%)     33.17%       1.51%

Ratios and supplemental data:
  Net assets at end of period
    (in thousands) ........................   $227,955     $111,958     $95,829     $29,905      $   254
  Ratio of net investment income (loss) to
    average net assets (b) ................      9.45%        2.96%       3.95%       0.99%       (1.32%)

                    (RESTUBBED TABLE CONTINUED FROM ABOVE)

                                                              EQUITY-INCOME
                                                               SUB-ACCOUNT
                                                               DECEMBER 31
                                              ---------------------------------------------
                                                1996         1995         1994      1993(D)
                                              --------     --------    --------    --------
Accumulation unit value, beginning
  of period ..............................    $  13.56     $  11.03    $  11.24    $  10.00
 Income from operations:
  Net investment income (loss) ...........        0.94         0.59        0.16        0.20
  Net realized and unrealized gain (loss)
    on investments .......................        0.87         1.94       (0.37)       1.04
                                              --------     --------    --------    --------
      Total income (loss) from
        operations .......................        1.81         2.53       (0.21)       1.24
                                              --------     --------    --------    --------
Accumulation unit value,
  end of period ..........................    $  15.37     $  13.56    $  11.03    $  11.24
                                              ========     ========    ========    ========
Total return (a) .........................      13.40%       22.93%      (1.92%)     12.43%

Ratios and supplemental data:
  Net assets at end of period
    (in thousands) .......................    $196,305     $101,651     $71,733     $28,312
  Ratio of net investment income (loss) to
    average net assets (b) ...............       6.55%        4.76%       1.49%       2.24%

---------------
* The above table illustrates the change for a unit outstanding computed using average units outstanding throughout each period. See Notes to Selected Per Unit Data and Ratios on page 24.

The notes to the financial statements are an integral part of this report.

                                                          EMERGING GROWTH                            AGGRESSIVE GROWTH
                                                            SUB-ACCOUNT                                 SUB-ACCOUNT
                                                            DECEMBER 31                                 DECEMBER 31
                                           ------------------------------------------------  -----------------------------------
                                              1996          1995        1994       1993(D)       1996         1995       1994(E)
                                           --------      --------    --------    --------     --------     --------    --------
Accumulation unit value, beginning
  of period ............................   $  16.34      $  11.29    $  12.35    $  10.00     $  13.31     $   9.78    $  10.00
  Income from operations:
    Net investment income (loss) .......       0.73          0.54       (0.15)      (0.14)        0.31         0.40       (0.10)
    Net realized and unrealized gain
      (loss)on investments .............       2.08          4.51       (0.91)       2.49         0.88         3.13       (0.12)
                                           --------      --------    --------    --------     --------     --------    --------
        Total income (loss) from
          operations ...................       2.81          5.05       (1.06)       2.35         1.19         3.53       (0.22)
                                           --------      --------    --------    --------     --------     --------    --------
Accumulation unit value,
  end of period ........................   $  19.15      $  16.34    $  11.29   $   12.35    $   14.50    $   13.31    $   9.78
                                           ========      ========    ========   =========    =========    =========    ========
Total return (a) .......................     17.23%        44.75%      (8.65%)     23.54%        8.91%       36.10%      (2.18%)

Ratios and supplemental data:
  Net assets at end of period
    (in thousands) .....................   $179,589      $105,115     $62,615     $25,444     $100,832      $60,420     $11,403
  Ratio of net investment income (loss)
     to average net assets (b) .........      3.96%         3.85%      (1.33%)     (1.44%)       2.22%        3.04%      (1.19%)



                                                          BALANCED
                                                         SUB-ACCOUNT
                                                         DECEMBER 31
                                            ----------------------------------
                                               1996         1995       1994(E)
                                            --------     -------     --------
Accumulation unit value, beginning
  of period ..............................  $  11.03     $  9.34     $  10.00
  Income from operations:
    Net investment income (loss) ........       0.30        0.32         0.27
    Net realized and unrealized gain
      (loss) on investments .............       0.72        1.37        (0.93)
                                            --------     -------     --------
        Total income (loss) from
          operations .....................      1.02        1.69        (0.66)
                                            --------     -------     --------
Accumulation unit value,
  end of period ..........................  $  12.05    $  11.03     $   9.34
                                            ========    ========     ========
Total return (a) .........................     9.18%      18.13%       (6.61%)
                                            ========    ========     ========
Ratios and supplemental data:
  Net assets at end of period
    (in thousands) ........................ $ 28,734    $ 16,069     $  7,936
  Ratio of net investment income (loss)
    to average net assets (b) ............     2.69%       3.16%        3.48%

WRL SERIES ANNUITY ACCOUNT
BELLWETHER AND CONQUEROR
SELECTED PER UNIT DATA AND RATIOS*
For the period ended
--------------------------------------------------------------------------------

                                                                                   TACTICAL ASSET
                                                       UTILITY                       ALLOCATION
                                                     SUB-ACCOUNT                    SUB-ACCOUNT
                                                     DECEMBER 31                    DECEMBER 31
                                           -------------------------------     ---------------------
                                            1996        1995       1994(E)       1996        1995(F)
                                           -------     -------     -------     --------      -------
Accumulation unit value, beginning
  of period ...........................    $ 11.68     $  9.45     $ 10.00     $  11.84      $ 10.00
 Income from operations:
  Net investment income (loss)  .......       0.68        0.47        0.33         0.47         0.82
  Net realized and unrealized gain
    (loss) on investments .............       0.49        1.76       (0.88)        1.05         1.02
                                           -------     -------     -------     --------      -------
    Total income (loss) from
      operations ......................       1.17        2.23       (0.55)        1.52         1.84
                                           -------     -------     -------     --------      -------
Accumulation unit value,
  end of period .......................    $ 12.85     $ 11.68     $  9.45     $  13.36      $ 11.84
                                           =======     =======     =======     ========      =======
Total return (a) ......................     10.08%      23.52%      (5.47%)      12.83%       18.43%

Ratios and supplemental data:
 Net assets at end of period
   (in thousands) .....................    $19,972     $10,086     $ 3,786     $125,577      $72,300
 Ratio of net investment income (loss)
   to average net assets (b) ..........      5.68%       4.50%       4.18%        3.72%        7.29%

                    (RESTUBBED TABLE CONTINUED FROM ABOVE)

                                                            MERIDIAN/
                                            C.A.S.E.         INVESCO
                                             GROWTH          GLOBAL        VALUE EQUITY
                                           SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                                           DECEMBER 31     DECEMBER 31      DECEMBER 31
                                           -----------     -----------     ------------
                                             1996(G)         1996(G)          1996(G)
                                           -----------     -----------     ------------
Accumulation unit value, beginning
  of period ............................     $ 10.00        $ 10.00           $ 10.00
  Income from operations:
    Net investment income (loss)  ......        0.36           0.04              0.02
    Net realized and unrealized gain
      (loss) on investments ............        0.41           0.47              1.19
                                             -------        -------           -------
       Total income (loss) from
         operations ....................        0.77           0.51              1.21
                                             -------        -------           -------
Accumulation unit value,
  end of period ........................     $ 10.77        $ 10.51           $ 11.21
                                             =======        =======           =======
Total return (a) .......................       7.73%          5.09%            12.13%

Ratios and supplemental data:
  Net assets at end of period
    (in thousands) .....................     $12,542        $ 3,509           $23,759
  Ratio of net investment income (loss)
    to average net assets (b) ..........       5.46%          0.59%             0.33%

-----------------
* The above table illustrates the change for a unit outstanding computed using average units outstanding throughout each period. See Notes to Selected Per Unit Data and Ratios below.


NOTES TO SELECTED PER UNIT DATA AND RATIOS
(a) For periods less than one year the total return is not annualized.

(b) For periods less than one year the ratio of net investment income to average net assets is annualized.

(c) The inception date of this sub-account was December 3, 1992.

(d) The inception date of this sub-account was March 1, 1993.

(e) The inception date of this sub-account was March 1, 1994.

(f) The inception date of this sub-account was January 3, 1995.

(g) The inception date of this sub-account was May 1, 1996.

The notes to the financial statements are an integral part of this report.

WRL SERIES ANNUITY ACCOUNT
BELLWETHER AND CONQUEROR
NOTES TO THE FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

DECEMBER 31, 1996

NOTE 1--ORGANIZATION AND SUMMARY
        OF SIGNIFICANT ACCOUNTING
        POLICIES

   The WRL Series Annuity Account (the "Annuity Account") was established as a variable accumulation deferred annuity separate account of Western Reserve Life Assurance Co. of Ohio ("WRL") and is registered as a unit investment trust ("Trust") under the Investment Company Act of 1940, as amended. The Annuity Account encompasses various contract types: the WRL Freedom Variable Annuity and the WRL Freedom Attainer ("Annuity #1"); the WRL Freedom Bellwether and the WRL Freedom Conqueror ("Annuity #2"). Each contains fourteen investment options referred to as sub-accounts. Each sub-account invests in the corresponding portfolio of the WRL Series Fund, Inc. (the "Fund"), a registered management investment company under the Investment Company Act of 1040, as amended. These portfolios and their respective investmen management organizations are as follows:

 PORTFOLIO                         INVESTMENT MANAGER
---------------------              -------------------------------
Money Market                       J.P. Morgan Investment
                                      Management Inc.
Bond                               Janus Capital Corporation
                                      ("JCC")
Growth                             JCC
Short-to-Intermediate              AEGON USA Investment
  Government                          Management, Inc.
                                      ("AEGON
                                      Management")
Global                             JCC
Equity-Income                      Luther King Capital
                                      Management
                                      Corporation
Emerging Growth                    Van Kampen American
                                      Capital Asset
                                      Management, Inc.
Aggressive Growth                  Fred Alger Management, Inc.
Balanced                           AEGON Management
Utility                            Federated Investment Counseling
Tactical Asset Allocation          Dean Investment Associates
C.A.S.E. Growth                    C.A.S.E. Management, Inc.
Meridian/INVESCO Global            Meridian Investment
  Sector                               Management
                                       Corporation/INVESCO
                                       Global Asset
                                       Management Limited
Value Equity                       NWQ Investment
                                       Management
                                       Company, Inc.

   WRL and AEGON Management are indirect wholly-owned subsidiaries of AEGON USA, Inc., which is an indirect wholly-owned subsidiary of AEGON nv, a Netherlands Corporation.

   On May 1, 1996, WRL made an initial contribution of $175,000 to the Annuity Account. The amount of the contribution and the units received are as follows:

 SUB-ACCOUNT        CONTRIBUTION        UNITS
---------------- --------------- ---------------
C.A.S.E. Growth       $  25,000      2,500.000000
Value Equity          $ 150,000     15,000.000000

   The Annuity #2 sub-accounts were established on December 3, 1992 to hold assets that support the benefits under certain flexible payment variable accumulation deferred annuity contracts (the "Contracts") issued by WRL. The Annuity Account equity transactions are accounted for using the appropriate effective date at the corresponding accumulation unit value.

   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The following significant accounting policies, which are in conformity with generally accepted accounting principles for unit investment trusts, have been consistently used in preparation of the Trust's financial statements.

A. VALUATION OF INVESTMENTS
   The investments in the Fund's shares are stated at the closing net asset value ("NAV") per share as

WRL SERIES ANNUITY ACCOUNT
BELLWETHER AND CONQUEROR
NOTES TO THE FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 (CONTINUED)

   determined by the Fund on December 31, 1996. Investment transactions are accounted for on the trade date, using the Fund NAV next determined after receipt of sale or redemption order without sales charges. Dividend income and capital gain distributions are recorded on the ex-dividend date. The cost of investments sold is determined on a first-in, first-out basis.

B. FEDERAL INCOME TAXES

   The operations of the Annuity Account are a part of and are taxed with the total operations of WRL, which is taxed as a life insurance company under the Internal Revenue Code. Under current law, the investment income of the Annuity Account, including realized and unrealized capital gains, is not taxable to WRL. Accordingly, no provision for Federal income taxes has been made.

NOTE 2--CHARGES AND DEDUCTIONS

   Charges are assessed by WRL in connection with issuance and administration of the Contracts.

A. CONTRACT CHARGES

   No deduction for sales expenses are made from the purchase payments. A contingent deferred sales charge may, however, be assessed against contract values when withdrawn or surrendered.

   On each anniversary through maturity date, WRL will deduct an annual contract charge as partial compensation for providing administrative services under the Contracts.

B. ANNUITY #2 SUB-ACCOUNTS CHARGES

   A daily charge equal to an annual rate of 1.40% of average daily net assets is assessed to compensate WRL for assumption of mortality and expense risks and administrative services in connection with issuance and administration of the Contracts. This charge (not assessed at the individual contract level) effectively reduces the value of a unit outstanding during the year.

NOTE 3--DIVIDENDS AND DISTRIBUTIONS

   Dividends of the Fund's Money Market Portfolio are declared daily and reinvested monthly. Dividends of the remaining portfolios are typically declared and reinvested semiannually, while capital gain distributions are typically declared and reinvested annually. Dividends and distributions of the Fund are generally paid to and reinvested by the Annuity Account the next business day after declaration.

NOTE 4--OTHER MATTERS

   As of December 31, 1996 the equity accounts include net unrealized appreciation (depreciation) on investments as follows:

SUB-ACCOUNT
------------
Money Market                        $       N/A
Bond                                   (191,937)
Growth                               44,870,821
Short-to-Intermediate Government       (105,462)
Global                               25,826,177
Equity-Income                        17,792,022
Emerging Growth                      27,847,684
Aggressive Growth                     3,875,126
Balanced                              2,765,627
Utility                               1,295,261
Tactical Asset Allocation             4,930,303
C.A.S.E. Growth                         630,269
Meridian/INVESCO Global Sector          121,838
Value Equity                          1,532,419

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                               27

                     THIS PAGE INTENTIONALLY LEFT BLANK.

--------------------------------------------------------------------------------
             W R L   S E R I E S   A N N U I T Y   A C C O U N T
--------------------------------------------------------------------------------
                                OFFICE OF THE
                          WRL SERIES ANNUITY ACCOUNT
                             201 Highland Avenue
                             Largo, FL 33770-2597
                                1-800-851-9777
--------------------------------------------------------------------------------
                                 DISTRIBUTOR:
                            InterSecurities, Inc.
                             201 Highland Avenue
                             Largo, FL 33770-2597
--------------------------------------------------------------------------------
                                   INSURER:
                  Western Reserve Life Assurance Co. of Ohio
                             201 Highland Avenue
                             Largo, FL 33770-2597
--------------------------------------------------------------------------------
                           INDEPENDENT ACCOUNTANTS:
                             Price Waterhouse LLP
                                1055 Broadway
                            Kansas City, MO 64105

                     THIS MATERIAL IS FOR CONTRACT HOLDERS
                    REPORTING PURPOSES ONLY AND SHALL NOT BE
                    USED IN CONNECTION WITH A SOLICITATION,
                     OFFER OR ANY PROPOSED SALE OR PURCHASE
                      OF SECURITIES. THIS MATERIAL MUST BE
                    PRECEDED OR ACCOMPANIED BY A PROSPECTUS

                 A HISTORY OF PERFORMANCE/Registered Trademark/
                                     [LOGO]
              ---------------------------------------------------
                   Western Reserve Life Assurance Co. of Ohio
                       Distributor InterSecurities, Inc.
              201 Highland Avenue/bullet/Largo, Florida 3370-2597


February 1997
ACC00002 (2/97)